        [LOGO OF PROFUNDS APPEARS HERE]



Bull ProFund

UltraBull ProFund

UltraOTC ProFund

Bear ProFund
                                        [GRAPHIC APPEARS HERE]
UltraBear ProFund

UltraShort OTC ProFund

Money Market ProFund


Annual Report

December 31, 1998

                                    ProFunds

                               Table of Contents

                              Letter from Chairman
                                     Page 1

                         Letter from Investment Advisor
                                     Page 3
                                    ProFunds

                                  Bull ProFund
                                     Page 4

                               UltraBull ProFund
                                     Page 9

                                UltraOTC ProFund
                                    Page 14

                                  Bear ProFund
                                    Page 20

                               UltraBear ProFund
                                    Page 25

                             UltraShort OTC ProFund
                                    Page 30

                              Money Market ProFund
                                    Page 35

                         Notes to Financial Statements
                                    Page 39

                       Report of Independent Accountants
                                    Page 46

                           Cash Management Portfolio

                            Statement of Net Assets
                                    Page 47

                            Statement of Operations
                                    Page 52

                       Statement of Changes in Net Assets
                                    Page 53

                              Financial Highlights
                                    Page 53

                         Notes to Financial Statements
                                    Page 54

                          Independent Auditor's Report

PROFUNDS

                           Message From Your Chairman

Dear Shareholders:

  I am very pleased to present the Annual Report to the Shareholders of ProFunds for the twelve months ended December 31, 1998. This, our first full year in operation (ProFunds started in November of 1997), has been one of tremendous success. Over the course of twelve months, net assets in ProFunds increased from about $12 million at the beginning of 1998 to over $500 million by year's end.

  UltraOTC ProFund was the best performing diversified U.S. stock fund in the country according to Morningstar*, beating out all other funds in this category, including those offered by the investment companies with household names and large advertising budgets.

ProFunds Concept Succeeds . . .

  The success of the ProFunds concept has been very gratifying. ProFunds started with the notion that conventional index funds were overly restrictive to their shareholders--affording investors the limited ability to target a return equal to the index and earn profit only in rising markets while restricting their flexibility to adjust their portfolio based on current market conditions. ProFunds set out to change this. 1998 helped prove this change was needed.

  Throughout the year, our portfolios won high marks as they consistently delivered excellent tracking with their benchmarks. Each ProFund had a statistical correlation of at least .98. Thus, we believe our shareholders received the performance they expected from ProFunds.

  Part of ProFunds concept is to extend the welcome mat for both long-term, buy-and-hold investors and investors with shorter-term horizons--and give them the flexibility to change their ProFund investment whenever their investment outlook changes. ProFunds afforded both types of investors tremendous investment opportunities in 1998.

  For example, #1 performing UltraOTC ProFund (Investor Class) produced a total return of 185.34% for the twelve months ended December 31, 1998.** For short-term investors and those who were hedging their portfolio, the July/August correction when the S&P 500 fell 19% caused the UltraBear ProFund to soar 51% in value.

  Not surprisingly, this type of performance and ProFunds' innovations attracted an enormous amount of attention from the traditional print and broadcast media as well as from the new electronic media. Just focusing on November, December, and January, publications ranging from USA Today (11/27/98, and 1/6/99) and the Wall Street Journal (12/2/98 and 1/7/99) to CBS MarketWatch.com (12/3/98) and SmartMoney.com (12/30/98) covered the progress of the ProFunds.

  On January 12, 1999, Dr. William Seale, our Director of Portfolio, was interviewed on CNBC about the performance of the ProFunds in general, and that of the UltraOTC Fund specifically. All of this press, we're delighted to report, succeeded in greatly enhancing the visibility of the ProFunds and help to contribute to the substantial growth in net assets under management.

A Focus On Service . . .

  With ProFunds' tremendous growth in assets in 1998, we recognize the need to expand and upgrade our service capacity and options. We are hiring numerous ProFund Service Representatives and adding many more phone lines to keep up with the large volume of phone calls we are receiving each day. We also intend to use technology to enhance our service to you. We expect to implement an internet-based account information and transaction system and augment our telephone response system to offer transactions. Our web site

(www.profunds.com) will be frequently enhanced to provide more current information about ProFunds.

New ProFunds to track European Market . . .

  In the months ahead, we hope to build on our success and continue to develop innovative investment vehicles that you our shareholders asked for so that they can pursue their investment strategies. To this end, this Spring, we plan to introduce two new funds to track equity activity in Europe: UltraEurope ProFund will seek to double the return of a ProFunds-created European index and UltraShort Europe ProFund will be designed to produce investment returns of twice the inverse performance of the ProFunds Europe Index.

  As with the rest of our portfolios, these ProFunds will charge no transaction fees. Nor will there be any restrictions on exchanges between these ProFunds. Also, like the rest of the ProFunds family, we expect that these new funds will be available through all major mutual fund platforms and discount brokers. Or you may contact us directly by phone for a prospectus or visit us at www.profunds.com.

In closing . . .

  We deeply appreciate your confidence and support. Going forward, we will continue to strive to be worthy of it by providing you, and all our shareholders, with ProFunds that provide you with the investment tools you need and the services you require. As always, if you have any questions or require any assistance, please don't hesitate to call us. Financial Professionals can reach us at 1-888-PRO-5717 (1-888-776-5717). All other shareholders please call 1-888-PRO-FNDS (1-888-776-3637) or (614) 470-8122.

Sincerely,

                            [SIGNATURE APPEARS HERE]
Michael L. Sapir
Chairman, ProFunds

-----
 * Morningstar ratings reflect historical risk-adjusted performance as of December 31, 1998. The ratings are subject to change every month. Past performance is not a guarantee of future results. The funds are categorized on the fund stated prospectus objective, as grouped by Morningstar.

** Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares when redeemed, may be worth more or less than the original cost.

PROFUNDS

                      Message From Your Investment Advisor
Dear Shareholders:

  The stock markets were more volatile over the twelve months ended December 31, 1998 than they were in any year during the last decade. If global economic, political and financial turmoil, and profitless prosperity for certain sectors of the economy were not enough to occupy investors' minds, they had two other unusual events to ponder: the possible impeachment of President Clinton and the financial situation in Asia. Throughout much of the first half of the year, an amazingly resilient U.S. bull market seemed able to overlook both of these situations. Many investors were anxious about the markets' increased volatility but on the upside, in mid-July, both the S&P 500 and the Nasdaq 100 reached record levels. Shortly thereafter, however, they began to ease down. In August, the atmosphere continued to chill on news that the Russian economy was in far worse shape than previously suspected and the fact that no viable solutions to Japan's economic problems were at hand.

  The fate of Russia and its economy has had only minimal impact on the global economy. However the psychological impact of the deterioration in world economic conditions in mid-summer, Japan's continued economic woes and concerns caused by the failure of the hedge fund, Long Term Capital Management, were a potent combination and investors became more concerned. This caused the markets to slide significantly. For example, from its high of 1,190 in July, the S&P 500 fell to a low of 923 in early October. The Nasdaq 100 fell from its high of 1,486 to a low of 1,063 during the same period.

Upward Momentum Wins Out

  In September, however, signs that many of the situations that had triggered the markets' decline were beginning to ease. In Asia, structural economic reforms were under consideration. Japanese regulators were proposing serious banking reforms. In Latin America, the Brazilians were moving towards austerity budgeting with the help of the IMF. Noting that financial conditions at home had become less friendly to growth, the Federal Reserve made the first of three cuts in short-term interest rates.

  With these indications that some of the global economic problems were being addressed rather than ignored, investors grew more confident and investors began to move back into the marketplace. The downward trend reversed in mid-October. Over the next two months the stock markets recovered to their mid-summer levels and then, moved higher. Technology stocks were the undisputed leaders and the sheer momentum of this group of stocks moved the market higher in the latter part of 1998. By the end of December, the Nasdaq 100 had gained 85% for the year and our UltraOTC fund was up 185% for the year.

European Union Creates Opportunity

  On January 1, 1999, the European Union introduced the Euro and the launch was successful. As we go to press, the Europeans now have the first common currency since the fall of the Roman Empire. It is anticipated that the elimination of intra-European exchange rate uncertainty will make the region a far easier place to do business and it should make Europe a much more efficient investment venue.

  In short, while complete European monetary unification is years off, the adoption of the Euro makes it possible for investors to more efficiently track the progress of EC financial markets. However, while the integration of the individual European currencies isn't without potential peril, today, taken as a whole, Europe nearly equals the United States in sheer economic weight. The EC has a population of nearly 290 million and a Gross Domestic Product that is 80% of the U. S. The eleven member nations of the EC account for 19% of world trade versus 17% for the United States. In this light, we look forward to introducing our new "bull" and "bear" ProFunds focusing on the combination of the three largest capitalization European stock markets: London, Paris, and Frankfurt.

Sincerely,


William E. Seale, Ph.D.
Director of Portfolio

                               The Bull ProFund


  The Bull ProFund seeks to provide daily investment returns that correspond to the performance of the S&P 500 Index. Over the course of the year ended December 31, 1998, this benchmark gained 258.78 points which the Fund's performance tracked with a statistical correlation of .98. As a result, for the twelve months, the Fund (Investor Shares) produced a total return of 26.57%* versus a return of 26.67% for the S&P 500.

                             [GRAPH APPEARS HERE]
             Bull-Investor       Bull-Service        S&P 500
             -------------       ------------        -------
 12/2/97         10,000            10,000
12/31/97          9,890             9,890            10,172
 3/31/98         11,210            11,190            11,591
 6/30/98         11,550            11,540            11,975
 9/30/98         10,400            10,350            10,783
12/31/98         12,518            12,430            13,079
                          Average Annual Total Return
                                (as of 12/31/98)
------------------------------------------------------------------------------
--
                                        Since
                                     Inception
                    1 Year           (12/2/97)
                    ------           --------
Investor            26.57%             23.06%
Service             25.68%             22.26%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Bull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS                                      Schedule of Portfolio Investments
Bull ProFund                                                  December 31, 1998

              See accompanying notes to the financial statements.

Options Purchased (18.0%)
                                                           Contracts
                                                              or
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
S&P 500 Call Option expiring
 January 1999 @ 650.......................................        10 $1,467,500
                                                                     ----------
TOTAL OPTIONS PURCHASED
 (Cost $1,292,550)........................................            1,467,500
                                                                     ----------
U.S. Treasury Note (81.9%)
United States Treasury Note, 4.625%, 12/31/00............. 6,645,000  6,658,498
                                                                     ----------
TOTAL U.S. TREASURY NOTE
 (Cost $6,658,479)........................................            6,658,498
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $7,951,029)(a) (99.9%).............................            8,125,998
Assets in excess of other liabilities (.1%)...............                7,471
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $8,133,469
                                                                     ==========

-----

Percentages
  indicated
  are based on
  net assets
  of
  $8,133,469.

Futures Purchased
                                                           Contracts
                                                              or
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
S&P 500 Future Contract expiring March 1999...............        16 $4,948,000
S&P 500 Future Contract expiring March 1999...............         1    309,250
                                                                     ----------
TOTAL FUTURES PURCHASED (Cost $5,161,980).................           $5,257,250
                                                                     ==========

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $95,270. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......  $174,969
      Unrealized depreciation......        --
                                     --------
      Net Unrealized appreciation..  $174,969
                                     ========

PROFUNDS
Bull ProFund
              See accompanying notes to the financial statements.

Statement of
Assets and
Liabilities

                                                               December 31, 1998

Assets:
 Investments, at value (cost $7,951,029)...........................  $8,125,998
 Cash..............................................................       1,615
 Interest receivable...............................................       1,027
 Prepaid expenses..................................................      22,538
 Deferred organization costs.......................................      10,581
                                                                     ----------
 Total Assets......................................................   8,161,759
Liabilities:
 Payable for capital shares redeemed...............................         928
 Net payable for variation margin on futures contracts.............      22,375
 Administration fees payable.......................................         659
 Shareholder servicing fees payable--Service Class.................       2,265
 Other payables and accrued expenses...............................       2,063
                                                                     ----------
 Total Liabilities.................................................      28,290
                                                                     ----------
 Net Assets........................................................  $8,133,469
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $8,112,397
 Accumulated net realized (losses) on investments and futures
  contracts........................................................    (249,167)
 Net unrealized appreciation of investments and futures contracts..     270,239
                                                                     ----------
 Total Net Assets..................................................  $8,133,469
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $7,543,922
 Shares of Capital Stock Outstanding*..............................     120,736
 Net Asset Value (offering and redemption price per share)*........  $    62.48
                                                                     ==========
Service Shares:
 Net Assets........................................................  $  589,547
 Shares of Capital Stock Outstanding*..............................       9,490
 Net Asset Value (offering and redemption price per share)*........  $    62.12
                                                                     ==========

-----
* Reflects 5 for 1 reverse split that occurred on January 15, 1999.

Statement
of
Operations

                                            For the year ended December 31, 1998

Investment Income:
 Interest............................................................  $129,335
Expenses:
 Advisory fees.......................................................    21,581
 Management servicing fees...........................................     4,316
 Administration fees.................................................     7,605
 Shareholder servicing fees--Service Class...........................     3,116
 Fund accounting.....................................................     1,189
 Transfer agent fees.................................................     2,629
 Custody fees........................................................     5,995
 Registration & filing fees..........................................    24,345
 Other fees..........................................................     5,156
                                                                       --------
 Total expenses before waivers/reimbursements........................    75,932
 Less expenses waived/reimbursed.....................................   (25,639)
                                                                       --------
 Net expenses........................................................    50,293
                                                                       --------
Net Investment Income................................................    79,042
                                                                       --------
Realized and Unrealized Gains on Investments:
 Net realized gains on investment transactions and futures con-
  tracts.............................................................   456,309
 Net change in unrealized appreciation of investments and futures
  contracts..........................................................   269,984
                                                                       --------
 Net realized and unrealized gains on investments and futures con-
  tracts.............................................................   726,293
                                                                       --------
Increase In Net Assets Resulting from Operations.....................  $805,335
                                                                       ========

PROFUNDS
Bull ProFund

 Statements of Changes in Net Assets

                                                           For the period from
                                              For the      December 2, 1997 (a)
                                            year ended           through
                                         December 31, 1998  December 31, 1997
                                         ----------------- --------------------
Change in Net Assets:
Operations:
 Net investment income..................   $      79,042         $    115
 Net realized gains/(losses) on invest-
  ments and futures contracts...........         456,309             (846)
 Net change in unrealized appreciation
  of investments and futures contracts..         269,984              255
                                           -------------         --------
 Net increase/(decrease) in net assets
  resulting from operations.............         805,335             (476)
Distributions to Shareholders from:
 Net investment income..................          (5,086)              --
 Net realized gains on investment trans-
  actions and futures contracts.........          (6,624)              --
                                           -------------         --------
 Net (decrease) in assets resulting from
  distributions.........................         (11,710)              --
Capital Share Transactions:
 Proceeds from shares issued............     113,734,720           99,897
 Dividends reinvested...................          11,264               --
 Cost of shares redeemed................    (106,452,431)         (53,130)
                                           -------------         --------
 Net increase in net assets resulting
  from capital share transactions.......       7,293,553           46,767
                                           -------------         --------
 Total increase in net assets...........       8,087,178           46,291
Net Assets:
 Beginning of period....................          46,291               --
                                           -------------         --------
 End of period..........................   $   8,133,469         $ 46,291
                                           =============         ========

-----
(a) Commencement of operations.


              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights

For a share of beneficial
interest outstanding                 Adjusted for 5:1 reverse stock split on January 15, 1999
                                       Investor Class                         Service Class
                           -------------------------------------- --------------------------------------
                             For the year    For the period from    For the year    For the period from
                                 ended       December 2, 1997 (a)       ended       December 2, 1997 (a)
                           December 31, 1998 to December 31, 1997 December 31, 1998 to December 31, 1997
                           ----------------- -------------------- ----------------- --------------------
Net Asset Value,
 Beginning of Period.....     $    49.45           $ 50.00            $  49.45            $ 50.00
                              ----------           -------            --------            -------
 Net investment income...           1.63(d)           0.10                1.08(d)              --
 Net realized and
  unrealized gain/(loss)
  on investment
  transactions and
  futures contracts......          11.49             (0.65)              11.64              (0.55)
                              ----------           -------            --------            -------
 Total income/(loss) from
  investment operations..          13.12             (0.55)              12.72              (0.55)
                              ----------           -------            --------            -------
Distribution to
 Shareholders from:
 Net investment income...          (0.04)               --                  --(e)              --
 Net realized gains on
  investment transactions
  and futures contracts..          (0.05)               --               (0.05)                --
                              ----------           -------            --------            -------
 Total distributions.....          (0.09)               --               (0.05)                --
                              ----------           -------            --------            -------
Net Asset Value, End of
 Period..................     $    62.48           $ 49.45            $  62.12            $ 49.45
                              ==========           =======            ========            =======
Total Return.............          26.57 %           (1.10)%(b)          25.68 %            (1.10)%(b)
Ratios/Supplemental Data:
Net assets, end of year..     $7,543,922           $46,281            $589,547            $    10
Ratio of expenses to
 average net assets......           1.63 %            1.33 %(c)           2.67 %             1.33 %(c)
Ratio of net investment
 income to average net
 assets..................           2.84 %            2.97 %(c)           1.89 %             0.00 %(c)
Ratio of expenses to
 average net assets*.....           2.40 %          423.48 %(c)           3.30 %           424.48 %(c)

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.

                               UltraBull ProFund
  The UltraBull ProFund's investment objective is to provide daily investment returns that correspond to 200% of the performance of the S&P 500 Index. For the year ended December 31, 1998, this benchmark gained 258.78 points which the Fund's performance tracked with a statistical correlation of .98. As a result, for the twelve months, the Fund (Investor Shares) produced a total return of 42.95%* versus a return of 26.67% for the S&P 500. For this superb performance, we are delighted to report that the Fund was recognized as #5 among large blend funds by Morningstar.**

                              [GRAPH APPEARS HERE]
               UltraBull-Investor      UltraBull-Service         S&P 500
               ------------------      -----------------         -------
11/28/97              10,000                 10,000               10,000
12/31/97              10,290                 10,290               10,172
 3/31/98              12,940                 12,930               11,591
 6/30/98              13,420                 13,380               11,974
 9/30/98              10,406                 10,346               10,783
12/31/98              14,710                 14,558               13,079
                          Average Annual Total Return
                                (as of 12/31/98)
-------------------------------------------------------------------------------
-
                                        Since
                                     Inception
                    1 Year           (11/28/97)
                    ------           ---------
Investor            42.95%             42.34%
Service             41.48%             40.99%

 * Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

** Morningstar ratings reflect historical risk-adjusted performance as of December 31, 1998. The ratings are subject to change every month. Past performance is not a guarantee of future results. The funds are categorized on the fund's stated prospectus objective, as grouped by Morningstar.

  The performance of the UltraBull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBull ProFund                                             December 31, 1998

              See accompanying notes to the financial statements.

Options Purchased (19.3%)
                                                        Contracts
                                                            or
                                                        Principal     Market
                                                          Amount      Value
                                                        ---------- ------------
S&P 500 Call Option expiring
 January 1999 @ 650....................................         40 $  5,870,000
S&P 500 Call Option expiring
 January 1999 @ 675....................................         50    7,025,000
S&P 500 Call Option expiring
 January 1999 @ 700....................................         50    6,712,500
S&P 500 Put Option expiring
 January 1999 @ 650....................................        400        5,000
S&P 500 Put Option expiring
 January 1999 @ 700....................................        200        2,500
S&P 500 Put Option expiring
 January 1999 @ 750....................................        200        2,500
                                                                   ------------
TOTAL OPTIONS PURCHASED
 (Cost $17,270,950)....................................              19,617,500
                                                                   ------------
U.S. Treasury Note (81.5%)
United States Treasury Note,
 4.625%, 12/31/00...................................... 82,838,000   83,006,265
                                                                   ------------
TOTAL U.S. TREASURY NOTE
 (Cost $83,006,035)....................................              83,006,265
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $100,276,985)(a)(100.8%)........................             102,623,765
Other liabilities in excess of
 assets (-0.8%)........................................                (777,884)
                                                                   ------------
TOTAL NET ASSETS (100.0%)..............................            $101,845,881
                                                                   ============

-----

Percentages
  indicated
  are based on
  net assets
  of
  $101,845,881.

Futures Purchased
                                                        Contracts
                                                            or
                                                        Principal     Market
                                                          Amount      Value
                                                        ---------- ------------
S&P 500 Future Contract expiring
 March 1999............................................        522 $161,428,500
S&P 500 Future Contract expiring
 March 1999............................................          7    2,164,750
                                                                   ------------
TOTAL FUTURES PURCHASED
 (Cost $157,617,370)...................................            $163,593,250
                                                                   ============

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $5,975,880. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:


      Unrealized appreciation.... $2,367,315
      Unrealized depreciation....    (20,535)
                                  ----------
      Net Unrealized apprecia-
       tion...................... $2,346,780
                                  ==========

PROFUNDS
UltraBull ProFund
              See accompanying notes to the financial statements.

Statements
of Assets
and
Liabilities

                                                               December 31, 1998

Assets:
 Investments, at value (cost $100,276,985).......................  $102,623,765
 Cash............................................................        47,102
 Interest receivable.............................................        12,801
 Prepaid expenses................................................        24,350
 Deferred organizational costs...................................        10,551
                                                                   ------------
 Total Assets....................................................   102,718,569
Liabilities:
 Net payable for variation margin on futures contracts...........       717,890
 Advisory fees payable...........................................        55,872
 Management servicing fees payable...............................        11,174
 Administration fees payable.....................................        16,334
 Shareholder servicing fees payable--Service Class...............        27,333
 Other payables and accrued expenses.............................        44,085
                                                                   ------------
 Total Liabilities...............................................       872,688
                                                                   ------------
Net Assets.......................................................   101,845,881
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $100,894,237
 Accumulated net realized (losses) on investments and futures
  transactions...................................................    (7,371,016)
 Net unrealized appreciation of investments and futures
  contracts......................................................     8,322,660
                                                                   ------------
Total Net Assets.................................................  $101,845,881
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 90,854,397
 Shares of Capital Stock Outstanding*............................     1,237,135
 Net Asset Value (offering and redemption price per share)*......  $      73.44
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 10,991,484
 Shares of Capital Stock Outstanding*............................       151,058
 Net Asset Value (offering and redemption price per share)*......  $      72.76
                                                                   ============

-----
* Reflects 5 for 1 reverse split that occurred on January 15, 1999.

Statements
of
Operations

                                            For the year ended December 31, 1998

Investment Income:
 Interest.........................................................  $ 1,302,212
Expenses:
 Advisory fees....................................................      247,992
 Management servicing fees........................................       49,599
 Administration fees..............................................      100,776
 Shareholder servicing fees--Service Class........................       44,651
 Fund accounting fees.............................................       10,273
 Transfer agent fees..............................................       41,721
 Registration & filing fees.......................................       51,952
 Other fees.......................................................       65,968
                                                                    -----------
 Total expenses before waivers/ reimbursements....................      612,932
 Less expenses waived/ reimbursed.................................      (76,827)
                                                                    -----------
 Net expenses.....................................................      536,105
                                                                    -----------
Net Investment Income.............................................      766,107
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investment transactions and futures
  contracts.......................................................    3,734,412
 Net change in unrealized appreciation of investments and futures
  contracts.......................................................    8,276,070
                                                                    -----------
 Net realized and unrealized gains on investments and futures
  contracts.......................................................   12,010,482
                                                                    -----------
 Increase in Net Assets Resulting from Operations.................  $12,776,589
                                                                    ===========

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets

                                                           For the period from
                                             For the      November 28, 1997 (a)
                                           year ended            through
                                        December 31, 1998   December 31,1997
                                        ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income.................   $     766,107        $     4,927
 Net realized gains on investment
  transactions and futures contracts...       3,734,412              7,528
 Net change in unrealized appreciation
  of investments and futures
  contracts............................       8,276,070             46,590
                                          -------------        -----------
 Net increase in net assets resulting
  from operations......................      12,776,589             59,045
Distributions to Shareholders from:
 Net investment income.................         (73,926)                --
 Net realized gains on investment
  transactions and futures contracts...         (20,856)                --
                                          -------------        -----------
 Net (decrease) in assets resulting
  from distributions...................         (94,782)                --
Capital Share Transactions:
 Proceeds from shares issued...........     625,192,237         17,466,796
 Dividends reinvested..................          68,468                --
 Cost of shares redeemed...............    (544,534,668)        (9,087,804)
                                          -------------        -----------
 Net increase in net assets resulting
  from capital share transactions......      80,726,037          8,378,992
                                          -------------        -----------
 Total increase in net assets..........      93,407,844          8,438,037
Net Assets:
 Beginning of period...................       8,438,037                 --
                                          -------------        -----------
 End of period.........................   $ 101,845,881        $ 8,438,037
                                          =============        ===========

-----
(a) Commencement of operations.



              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights

For a share of beneficial
interest outstanding                  Adjusted for 5:1 reverse stock split on January 15, 1999
                                       Investor Class                           Service Class
                           --------------------------------------- ---------------------------------------
                             For the year     For the period from    For the year     For the period from
                                 ended       November 28, 1997 (a)       ended       November 28, 1997 (a)
                           December 31, 1998 to December 31, 1997  December 31, 1998 to December 31, 1997
                           ----------------- --------------------- ----------------- ---------------------
Net Asset Value,
 Beginning of Period.....     $     51.45         $    50.00          $     51.45         $    50.00
                              -----------         ----------          -----------         ----------
 Net investment income...            1.55(d)            0.05                 0.95(d)            0.05
 Net realized and
  unrealized gains on
  investment transactions
  and futures contracts..           20.53               1.40                20.39               1.40
                              -----------         ----------          -----------         ----------
 Total income from
  investment operations..           22.08               1.45                21.34               1.45
                              -----------         ----------          -----------         ----------
Distribution to
 Shareholders from:
 Net investment income...           (0.06)                --                   --(e)              --
 Net realized gains on
  investment transactions
  and futures contracts..           (0.03)                --                (0.03)                --
                              -----------         ----------          -----------         ----------
 Total Distributions.....           (0.09)                --                (0.03)                --
                              -----------         ----------          -----------         ----------
Net Asset Value, End of
 Period..................     $     73.44         $    51.45          $     72.76         $    51.45
                              ===========         ==========          ===========         ==========
Total Return.............           42.95 %             2.90%(b)            41.48 %             2.90%(b)
Ratios/Supplemental Data:
Net assets at end of
 period..................     $90,854,397         $6,043,740          $10,991,484         $2,394,297
Ratio of expenses to
 average net assets......            1.50 %             1.33%(c)             2.39 %             1.33%(c)
Ratio of net investment
 income to average net
 assets..................            2.43 %             2.26%(c)             1.53 %             1.69%(c)
Ratio of expenses to
 average net assets*.....            1.70 %            12.69%(c)             2.84 %            13.69%(c)

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.

                              The UltraOTC ProFund
  The investment objective of the UltraOTC ProFund is to provide daily investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. For the year ended December 31, 1998, this benchmark gained 845.16 points which the Fund's performance tracked with a statistical correlation of .99. As a result, for the twelve months, the Fund (Investor Shares) produced a total return of 185.34%* versus a return of 85.30% for its benchmark. For this superb performance, we are delighted to report that the Fund was recognized as #1 among diversified U.S. stock funds by Morningstar.**

                              [GRAPH APPEARS HERE]
                 UltraOTC-Investor    UltraOTC-Service    Nasdaq 100
                 -----------------    ----------------    ----------
 12/2/97               10,000              10,000            10,000
12/31/97                8,360               8,360             9,432
 3/31/98               12,440              12,440            11,620
 6/30/98               14,560              14,530            12,730
 9/30/98               13,810              13,750            12,808
12/31/98               23,854              23,740            17,477
                          Average Annual Total Return
                                (as of 12/31/98)
-------------------------------------------------------------------------------
-
                                       Since
                                     Inception
                      1 Year         (12/2/97)
                      ------         ---------
Investor              185.34%         123.30%
Service               183.98%         122.32%

 * Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

** Morningstar ratings reflect historical risk-adjusted performance as of December 31, 1998. The ratings are subject to change every month. Past performance is not a guarantee of future results. The funds are categorized on the fund's stated prospectus objective, as grouped by Morningstar.

  The performance of the UltraOTC ProFund is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ stock market a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                              December 31, 1998

              See accompanying notes to the financial statements.

Common Stocks (25.7%)
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Airlines (0.1%)
Comair Holdings, Inc. ......................................  4,400 $    148,500
Northwest Airlines Corp.--Class A*..........................  5,676      145,093
                                                                    ------------
                                                                         293,593
                                                                    ------------
Auto Manufacturers (0.1%)
PACCAR Inc..................................................  7,326      301,282
                                                                    ------------
Biotechnology (1.3%)
Amgen, Inc.*................................................ 10,032    1,048,970
Biogen, Inc.*...............................................  7,656      635,448
Centocor, Inc.*.............................................  5,676      256,130
Chiron Corp*................................................ 21,120      553,080
Genzyme Corp.*..............................................  8,492      422,477
Immunex Corp.*..............................................  4,642      584,022
                                                                    ------------
                                                                       3,500,127
                                                                    ------------
Chemicals (0.1%)
Sigma-Aldrich Corp..........................................  8,800      258,500
                                                                    ------------
Commercial Services (0.6%)
Concord EFS, Inc.*..........................................  9,284      393,410
Paychex, Inc................................................ 13,134      675,580
Quintiles Transnational Corp.*..............................  9,152      488,488
Stewart Enterprises, Inc.--Class A..........................  6,688      148,808
                                                                    ------------
                                                                       1,706,286
                                                                    ------------
Computer Software (7.4%)
Adobe Systems, Inc..........................................  4,884      228,327
Autodesk, Inc...............................................  3,190      136,173
BMC Software, Inc.*......................................... 13,882      618,617
Cambridge Technology Partners, Inc.*........................  3,564       78,854
Citrix Systems, Inc.*.......................................  4,290      416,398
Compuware Corp.*............................................  9,504      742,500
Electronic Arts Inc.*.......................................  5,170      290,166
Fiserv, Inc.*...............................................  8,602      442,465
HBO & Co.................................................... 24,882      713,802
Intuit, Inc.*...............................................  6,314      457,765
Microsoft Corp.*............................................ 72,688   10,080,916
Netscape Communications Corp.*.............................. 10,472      636,174
Network Associates Inc.*.................................... 11,858      785,593
Novell Inc.*................................................ 35,574      644,779
Oracle Corp.*............................................... 34,254    1,477,203
Parametric Technology Corp.*................................ 31,218      511,195
Peoplesoft, Inc.*........................................... 27,874      527,864
Yahoo!, Inc.*...............................................  4,004      948,698
                                                                    ------------
                                                                      19,737,489
                                                                    ------------
Computers (4.4%)
3COM Corp.*................................................. 15,334      687,155
Adaptec Inc.*...............................................  7,480      131,368
Apple Computer, Inc.*....................................... 15,752      644,848
Ascend Communications, Inc.*................................ 10,230      672,623
Cisco Systems, Inc.*........................................ 47,806    4,436,993
Dell Computer Corp.*........................................ 39,666    2,903,054
Electronics for Imaging, Inc.*..............................  3,410      137,039
Fore Systems, Inc.*.........................................  7,480      136,978
Micron Electronics, Inc.*...................................  6,336      109,692
Quantum Corp.*.............................................. 17,248      366,520
Sun Microsystems, Inc.*..................................... 13,970    1,196,181

Common Stock, continued
                                                                      Market
                                                            Shares    Value
                                                            ------ ------------
Computers, continued
Synopsys Inc.*.............................................  6,446 $    349,696
Veritas Software Corp.*....................................  4,026      241,308
                                                                   ------------
                                                                     12,013,455
                                                                   ------------
Distibution & Wholesale (0.1%)
Tech Data Corp.*...........................................  3,586      144,337
                                                                   ------------
Electrical & Electronic - Components & Equipment (0.3%)
American Power Conversion Corp.*........................... 10,626      514,697
Molex, Inc. ...............................................  6,182      235,689
                                                                   ------------
                                                                        750,386
                                                                   ------------
Food (0.1%)
McCormick & Co., Inc.......................................  4,488      151,751
                                                                   ------------
Food - Distibution (0.1%)
Food Lion, Inc.--Class B................................... 17,424      175,329
                                                                   ------------
Health Care (0.3%)
Biomet, Inc. .............................................. 12,650      509,163
First Health Group Corp.*..................................  3,344       55,385
Lincare Holdings Inc.*.....................................  4,114      166,874
Pacificare Health Systems--Class B*........................  2,354      187,143
                                                                   ------------
                                                                        918,565
                                                                   ------------
Internet Services (0.3%)
Amazon.Com, Inc.*..........................................  2,948      947,045
                                                                   ------------
Media (1.2%)
Chancellor Media Corp.*.................................... 14,630      700,411
Comcast Corp.--Special Class A............................. 13,574      796,624
Jacor Communications, Inc.*................................  4,422      284,666
Reuters Group PLC--ADR.....................................  2,376      150,579
TCI Group*................................................. 18,282    1,011,224
USA Networks, Inc.*........................................ 11,814      391,339
                                                                   ------------
                                                                      3,334,843
                                                                   ------------
Metal Processing (0.0%)
Worthington Industries, Inc................................  5,038       62,975
                                                                   ------------
Office Equipment & Services (0.1%)
Corporate Express, Inc.*...................................  5,082       26,363
Miller Herman, Inc.........................................  5,654      151,951
                                                                   ------------
                                                                        178,314
                                                                   ------------
Packaging (0.1%)
Smurfit-Stone Container Corp.*............................. 17,864      282,475
                                                                   ------------
Pharmaceuticals (0.0%)
Rexall Sundown, Inc.*......................................  3,784       52,976
                                                                   ------------
Professional Schools (0.1%)
Apollo Group, Inc.--Class A*...............................  5,918      200,472
                                                                   ------------
Restaurants (0.2%)
CBRL Group Inc. ...........................................  3,762       87,702
Starbucks Corp.*........................................... 10,384      582,802
                                                                   ------------
                                                                        670,504
                                                                   ------------

PROFUNDS                                      Schedule of Portfolio Investments
UltraOTC ProFund                                              December 31, 1998

              See accompanying notes to the financial statements.

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------ ------------
Retail (1.1%)
Bed Bath & Beyond Inc.*..................................... 15,730 $    536,786
Costco Companies, Inc.*.....................................  9,702      700,363
Dollar Tree Stores, Inc.*...................................  4,510      197,031
Fastenal Co.................................................  2,354      103,576
Nordstrom, Inc.............................................. 18,436      639,499
Ross Stores, Inc. ..........................................  2,992      117,810
Staples, Inc.*.............................................. 16,038      700,660
                                                                    ------------
                                                                       2,995,725
                                                                    ------------
Semiconductors (3.7%)
Altera Corp.*............................................... 11,594      705,784
Applied Materials, Inc.*.................................... 16,126      688,379
Atmel Corp.*................................................  5,984       91,630
Intel Corp.................................................. 49,500    5,868,843
KLA-Tencor Corp.*...........................................  8,954      388,380
Linear Technology Corp. ....................................  8,492      760,564
Maxim Integrated Products*.................................. 15,488      676,632
Microchip Technology, Inc.*.................................  3,542      131,054
Vitesse Semiconductor Corp.*................................  6,688      305,140
Xilinx, Inc.*...............................................  7,964      518,656
                                                                    ------------
                                                                      10,135,062
                                                                    ------------
Telecommunications - Services and Equipment (2.0%)
ADC Telecommunication, Inc.*................................ 14,124      490,809
Andrew Corp.*...............................................  5,302       87,483
Ericsson (Lm) Telephone--ADR................................ 26,026      622,997
Level 3 Communications, Inc.*............................... 17,996      776,077
McLeodUSA, Inc.--Class A*...................................  4,290      134,063
Nextel Communications, Inc.--Class A*....................... 29,172      689,188
NTL Inc.*...................................................  5,192      293,024
PanAmSat Corp.*............................................. 17,006      662,171
Qualcomm, Inc.*.............................................  7,106      368,180
Qwest Communications International Inc.*.................... 14,762      738,099
Tellabs, Inc.*..............................................  9,372      642,568
                                                                    ------------
                                                                       5,504,659
                                                                    ------------
Telephone (1.5%)
MCI Worldcom, Inc.*......................................... 55,902    4,010,968
                                                                    ------------
Textiles (0.3%)
Cintas Corp................................................. 10,648      750,019
                                                                    ------------
Waste Management (0.2%)
Allied Waste Industries, Inc.*.............................. 28,128      664,524
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost $67,979,269).........................................          69,741,661
                                                                    ------------
Options Purchased (42.9%)
Nasdaq Call Option expiring
 January 1999 @ 900.........................................    400   38,040,000
Nasdaq Call Option expiring
 January 1999 @ 970.........................................    200   17,620,000
Nasdaq Call Option expiring
 January 1999 @ 980.........................................    500   43,550,000
Nasdaq Call Option expiring
 January 1999 @ 990.........................................    200   17,220,000

Options Purchased, continued
                                                                      Market
                                                          Shares      Value
                                                        ---------- ------------
Nasdaq Put Option expiring
 January 1999 @ 900....................................      1,200 $     24,000
Nasdaq Put Option expiring
 January 1999 @ 950....................................      2,200       44,000
                                                                   ------------
TOTAL OPTIONS PURCHASED
 (Cost $108,684,000)...................................             116,498,000
                                                                   ------------
U.S. Treasury Note (29.5%)
                                                        Principal
                                                          Amount
                                                        ----------
United States Treasury Note,
 4.625%, 12/31/00...................................... 79,954,000 $ 80,116,407
                                                                   ------------
TOTAL U.S. TREASURY NOTE
 (Cost $80,116,184)....................................              80,116,407
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $256,779,453)(a) (98.1%)........................             266,356,068
Other assets in excess of
 liabilities (1.9%)....................................               5,053,072
                                                                   ------------
TOTAL NET ASSETS (100.0%)..............................            $271,409,140
                                                                   ============
-----
Percentages indicated are based on net assets of $271,409,140.
Futures Purchased
                                                        Number of
                                                        Contracts
                                                        ----------
Nasdaq 100 Future Contract expiring March 1999.........      1,168 $216,196,800
                                                                   ------------
TOTAL FUTURES PURCHASED
 (Cost $157,049,510)...................................            $216,196,800
                                                                   ============

-----
* non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $60,174,022. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $9,254,825
      Unrealized depreciation....   (704,942)
                                  ----------
      Net Unrealized apprecia-
       tion...................... $8,549,883
                                  ==========

ADR--American Depositary Receipt
PLC--Public Limited Company

PROFUNDS
UltraOTC ProFund

Statement of
Assets and
Liabilities

                                                               December 31, 1998

Assets:
 Investments, at value (cost $256,779,453).......................  $266,356,068
 Cash............................................................       120,048
 Net receivable from brokers for variation margin on futures
  contracts......................................................    39,612,550
 Interest and dividends receivable...............................        15,687
 Receivable from administrator...................................        36,667
 Prepaid expenses................................................        42,614
 Deferred organization costs.....................................        10,581
                                                                   ------------
 Total Assets....................................................   306,194,215
Liabilities:
 Payable for investment securities purchased.....................    34,438,000
 Advisory fees payable...........................................       141,888
 Management servicing fees payable...............................        28,378
 Administration fees payable.....................................        26,807
 Shareholder servicing--Service Class............................        52,391
 Other payables and accrued expenses.............................        97,611
                                                                   ------------
 Total Liabilities...............................................    34,785,075
                                                                   ------------
Net Assets.......................................................  $271,409,140
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $264,570,905
 Accumulated undistributed net investment income.................         1,513
 Accumulated undistributed net realized (losses) on investments
  and futures contracts..........................................   (61,887,183)
 Net unrealized appreciation of investments and futures
  contracts......................................................    68,723,905
                                                                   ------------
 Total Net Assets................................................  $271,409,140
                                                                   ============
Investor Shares:
 Net Assets......................................................  $239,017,203
 Shares of Capital Stock administrator...........................     2,004,023
 Net Asset Value (offering and redemption price per share)*......  $     119.27
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 32,391,937
 Shares of Capital Stock Outstanding*............................       272,879
 Net Asset Value (offering and redemption price per share)*......  $     118.70
                                                                   ============

-----
* Reflects 5 for 1 reverse split that occurred on January 15, 1999

Statement
of
Operations

                                            For the year ended December 31, 1998

Investment Income:
 Interest.........................................................  $ 1,409,196
 Dividends........................................................        6,987
                                                                    -----------
 Total Income.....................................................    1,416,183
Expenses:
 Advisory fees....................................................      419,023
 Management servicing fees........................................       83,805
 Administration fees..............................................      164,271
 Shareholder servicing fees--Service Class........................       77,145
 Fund accounting fees.............................................       17,684
 Transfer agent fees..............................................       63,844
 Registration & filing fees.......................................       82,997
 Other fees.......................................................      101,451
                                                                    -----------
 Total expenses before waivers/reimbursements.....................    1,010,220
 Less expenses waived/reimbursed..................................     (114,162)
                                                                    -----------
 Net expenses.....................................................      896,058
                                                                    -----------
Net Investment Income.............................................      520,125
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investment transactions and futures
  contracts.......................................................   14,500,678
 Net change in unrealized appreciation of investments and futures
  contracts.......................................................   68,743,665
                                                                    -----------
 Net realized and unrealized gains on investments and futures
  contracts.......................................................   83,244,343
                                                                    -----------
Increase in Net Assets Resulting from Operations..................  $83,764,468
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets

                                                           For the period from
                                              For the      December 2, 1997 (a)
                                            year ended           through
                                         December 31, 1998   December 31, 1997
                                         ----------------- --------------------
Change in Net Assets:
Operations:
 Net investment income..................  $       520,125      $     1,652
 Net realized gains/(losses) on
  investment transactions and futures
  contracts.............................       14,500,678         (867,046)
 Net change in unrealized
  appreciation/(depreciation) of
  investments and futures contracts.....       68,743,665          (19,760)
                                          ---------------      -----------
 Net increase/(decrease) in net assets
  resulting from operations.............       83,764,468         (885,154)
Distributions to shareholders from:
 Net investment income..................          (38,062)              --
                                          ---------------      -----------
 Net (decrease) in assets resulting from
  distributions.........................          (38,062)              --
Capital Share Transactions:
 Proceeds from shares issued............    1,198,375,948        9,874,239
 Dividends reinvested...................           26,453               --
 Cost of shares redeemed................   (1,011,639,835)      (8,068,917)
                                          ---------------      -----------
 Net increase in net assets from capital
  share transactions....................      186,762,566        1,805,322
                                          ---------------      -----------
 Total increase in net assets...........      270,488,972          920,168
Net Assets:
 Beginning of period....................          920,168               --
                                          ---------------      -----------
 End of period..........................  $   271,409,140      $   920,168
                                          ===============      ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights

For a share of beneficial
interest outstanding                 Adjusted for 5:1 reverse stock split on January 15, 1999
                                       Investor Class                          Service Class
                           --------------------------------------- --------------------------------------
                             For the year     For the period from    For the year    For the period from
                                 ended        December 2, 1997 (a)       ended       December 2, 1997 (a)
                           December 31, 1998  to December 31, 1997 December 31, 1998 to December 31, 1997
                           -----------------  -------------------- ----------------- --------------------
Net Asset Value,
 Beginning of Period.....    $      41.80           $  50.00          $     41.80          $  50.00
                             ------------           --------          -----------          --------
 Net investment income...            0.81(d)            0.30                 0.40(d)             --
 Net realized and
  unrealized gain/(loss)
  on investment
  transactions and
  futures contracts......           76.66              (8.50)               76.50             (8.20)
                             ------------           --------          -----------          --------
 Total income/(loss) from
  investment operations..           77.47              (8.20)               76.90             (8.20)
                             ------------           --------          -----------          --------
Distribution to
 Shareholders from:
 Net investment income...              --(e)              --                   --(e)             --
                             ------------           --------          -----------          --------
 Total distributions.....              --                 --                   --                --
                             ------------           --------          -----------          --------
Net Asset Value, End of
 Period..................    $     119.27           $  41.80          $    118.70          $  41.80
                             ============           ========          ===========          ========
Total Return.............          185.34%            (16.40)%(b)          183.98%           (16.40)%(b)
Ratios/Supplemental Data:
Net assets, end of year..    $239,017,203           $256,184          $32,391,937          $663,984
Ratio of expenses to
 average net assets......            1.47%              1.07 %(c)            2.38%             1.75 %(c)
Ratio of net investment
 income to average net
 assets..................            1.05%              2.73 %(c)            0.07%            (0.06)%(c)
Ratio of expenses to
 average net assets*.....            1.67%             21.74 %(c)            2.61%            23.42 %(c)
Portfolio Turnover(f)....             156%                                    156%

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                The Bear ProFund
  The Bear ProFund's investment objective is to provide daily investment results that inversely correlate to the performance of the S&P 500 Index. Over the twelve months, the Fund's performance tracked this benchmark with a statistical correlation of .99. Consequently, in the July/August correction, the Fund (Investor Shares) produced a total return of 21.0% versus a return of -17.9% over the same period for the S&P 500. Over the course of the year, however, the Index gained 258.78 points and generated a return of 26.67%. The Fund (Investor Shares), as anticipated, posted a total return of -19.46% for the same period.*

                              [GRAPH APPEARS HERE]
              Bear-Investor       Bear-Service         S&P 500
              -------------       ------------         -------
12/31/97          10,000             10,000
12/31/97          10,000             10,000            10,000
 3/31/98           8,960              8,960            11,395
 6/30/98           8,740              8,740            11,772
 9/30/98           9,710              9,710            10,601
12/31/98           8,054              7,996            12,858
                          Average Annual Total Return
                                (as of 12/31/98)
-------------------------------------------------------------------------------
-
                                       Since
                                     Inception
                      1 Year         (12/31/97)
                      ------         ----------
Investor              -19.46%          -19.41%
Service               -20.04%          -19.99%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Bear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS                                       Schedule of Portfolio Investments
Bear ProFund                                                  December 31, 1998

              See accompanying notes to the financial statements.

Options Purchased (1.6%)
                                                           Contracts
                                                              or
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
S&P 500 Put Option expiring
 January 1999 @1525.......................................         1 $   72,000
                                                                     ----------
TOTAL OPTIONS PURCHASED
 (Cost $69,255)...........................................               72,000
                                                                     ----------
U.S. Treasury Note (86.6%)
United States Treasury Note,
 4.625%, 12/31/00......................................... 3,932,000  3,939,987
                                                                     ----------
TOTAL U.S. TREASURY NOTE
 (Cost $3,939,975)........................................            3,939,987
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $4,009,230)(a) (88.2%).............................            4,011,987
Other assets in excess of
 liabilities (11.8%)......................................              534,470
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $4,546,457
                                                                     ==========

-----
Percentages indicated are based on net assets of $4,546,457.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities follows:

      Unrealized appreciation........................................... $2,757
      Unrealized depreciation...........................................     --
                                                                         ------
      Net Unrealized appreciation....................................... $2,757
                                                                         ======

PROFUNDS
Bear ProFund
              See accompanying notes to the financial statements.

Statements
of Assets
and
Liabilities

                                                                December 31,1998

Assets:
 Investments, at value (cost $4,009,230)...........................  $4,011,987
 Net receivable for variation margin on open futures contracts.....     503,020
 Receivable from Investment Advisor................................       8,357
 Interest receivable...............................................         608
 Prepaid expenses..................................................      17,471
 Deferred organization cost........................................      10,796
                                                                     ----------
 Total Assets......................................................   4,552,239
Liabilities:
 Payable to custodian..............................................         472
 Administration fees payable.......................................         105
 Shareholder Servicing fees payable--Service Class.................       2,994
 Other payables and accrued expenses...............................       2,211
                                                                     ----------
 Total Liabilities.................................................       5,782
                                                                     ----------
Net Assets.........................................................  $4,546,457
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $5,312,124
 Accumulated undistributed net investment income...................       1,290
 Accumulated net realized (losses) on investments and futures
  contracts........................................................    (769,714)
 Net unrealized appreciation of investments and futures contracts..       2,757
                                                                     ----------
Total Net Assets...................................................  $4,546,457
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $4,166,787
 Shares of Capital Stock Outstanding*..............................     104,474
 Net Asset Value (offering and redemption price per share)*........  $    39.88
                                                                     ==========
Service Shares:
 Net Assets........................................................  $  379,670
 Shares of Capital Stock Outstanding*..............................       9,549
 Net Asset Value (offering and redemption price per share)*........  $    39.76
                                                                     ==========

-----
* Reflects 5 for 1 reverse split that occurred on January 15, 1999.

Statements
of
Operations

                                             For the year ended December 31,1998

Investment Income:
 Interest..........................................................  $  68,015
Expenses:
 Advisory fees.....................................................     11,045
 Management servicing fees.........................................      2,208
 Administration fees...............................................      2,933
 Shareholder servicing fees--Service Class.........................      3,555
 Fund accounting fees..............................................        483
 Transfer agent fees...............................................      1,418
 Custody fees......................................................      3,039
 Registration & filing fees........................................     19,839
 Insurance fees....................................................      3,106
 Organizational costs..............................................      2,697
 Other fees........................................................        701
                                                                     ---------
 Total expenses before waivers/reimbursements......................     51,024
 Less expenses waived/reimbursed...................................    (25,001)
                                                                     ---------
 Net expenses......................................................     26,023
                                                                     ---------
Net Investment Income..............................................     41,992
                                                                     ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized (losses) on investment transactions and futures
  contracts........................................................   (769,283)
 Net change in unrealized appreciation of investments and futures
  contracts........................................................      2,324
                                                                     ---------
 Net realized and unrealized (losses) on investments and futures
  contracts........................................................   (766,959)
                                                                     ---------
Decrease in Net Assets Resulting from Operations...................  $(724,967)
                                                                     =========

PROFUNDS
Bear ProFund

 Statements of Changes in Net Assets

                                                           For the period from
                                             For the      December 31, 1997 (a)
                                           year ended            through
                                        December 31, 1998   December 31, 1997
                                        ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income.................   $     41,992         $       --
 Net realized gains/(losses) on
  investment transactions and futures
  contracts............................       (769,283)               137
 Net change in unrealized appreciation
  of investments and futures
  contracts............................          2,324                433
                                          ------------         ----------
 Net increase/(decrease) in net assets
  resulting from operations............       (724,967)               570
Distributions to Shareholders from:
 Net investment income.................        (40,702)                --
 Net realized gains on investment
  transactions and futures contracts...           (568)                --
                                          ------------         ----------
 Net (decrease) in assets resulting
  from distributions...................        (41,270)                --
Capital Share Transactions:
 Proceeds from shares issued...........     53,489,566          2,515,852
 Dividends reinvested..................         39,914
 Cost of shares redeemed...............    (50,733,208)                --
                                          ------------         ----------
 Net increase in net assets resulting
  from capital share transactions......      2,796,272          2,515,852
                                          ------------         ----------
 Total increase in net assets..........      2,030,035          2,516,422
Net Assets:
 Beginning of period...................      2,516,422                 --
                                          ------------         ----------
 End of period.........................   $  4,546,457         $2,516,422
                                          ============         ==========

-----
(a) Commencement of operations.



              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights

For a share of beneficial
interest outstanding                  Adjusted for 5:1 reverse stock split on January 15, 1999
                                       Investor Class                           Service Class
                           --------------------------------------- ---------------------------------------
                             For the year     For the period from    For the year     For the period from
                                 ended       December 31, 1997 (a)       ended       December 31, 1997 (a)
                           December 31, 1998 to December 31, 1997  December 31, 1998 to December 31, 1997
                           ----------------- --------------------- ----------------- ---------------------
Net Asset Value,
 Beginning of Period.....     $    50.00          $    50.00           $  50.00             $ 50.00
                              ----------          ----------           --------             -------
 Net investment income...           1.47(d)               --               0.87(d)               --
 Net realized and
  unrealized (loss) on
  investment transactions
  and futures contracts..         (11.22)                 --             (10.88)                 --
                              ----------          ----------           --------             -------
 Total (loss) from
  investment operations..          (9.75)                 --             (10.01)                 --
                              ----------          ----------           --------             -------
Distribution to
 Shareholders from:
 Net investment income...          (0.37)                 --              (0.23)                 --
 Net realized gains on
  investment transactions
  and futures contracts..             --(e)               --                 --(e)               --
                              ----------          ----------           --------             -------
 Total Distributions.....          (0.37)                 --              (0.23)                 --
                              ----------          ----------           --------             -------
Net Asset Value, End of
 Period..................     $    39.88          $    50.00           $  39.76             $ 50.00
                              ==========          ==========           ========             =======
Total Return.............         (19.46)%              0.00%(b)         (20.04)%              0.00%(b)
Ratios/Supplemental Data:
Net assets at end of
 period..................     $4,166,787          $2,516,412           $379,670             $    10
Ratio of expenses to
 average net assets......           1.54 %              0.00%(c)           2.49 %              0.00%(c)
Ratio of net investment
 income to average net
 assets..................           3.12 %              0.00%(c)           1.90 %              0.00%(c)
Ratio of expenses to
 average net assets*.....           3.26 %            325.97%(c)           4.09 %            326.97%(c)

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.

                             The UltraBear ProFund
  The UltraBear ProFund's investment objective is to provide daily investment results that inversely correlate to 200% of the performance of the S&P 500 Index. Over the twelve months, the Fund's performance tracked this benchmark with a statistical correlation of .98. Consequently, in the July/August correction, the Fund (Investor Shares) produced a total return of 43.6% versus a return of -17.9% over the same period for the S&P 500. Over the course of the year, however, the index gained 2587.78 points and generated a return of 26.67%. The Fund (Investor Shares), as anticipated, posted a total return of - 38.34% for the same period.*

                              [GRAPH APPEARS HERE]
                 UltraBear-Investor   UltraBear-Service     S&P 500
                 ------------------   -----------------     -------
12/23/97               10,000               10,000
12/31/97               10,360               10,350          10,000
 3/31/98                8,390                8,380          11,395
 6/30/98                8,000                8,020          11,772
 9/30/98                9,430                9,410          10,601
12/31/98                6,388                6,370          12,858
                          Average Annual Total Return
                                (as of 12/31/98)
-------------------------------------------------------------------------------
-
                                       Since
                                     Inception
                      1 Year        (12/23/97)
                      ------        ----------
Investor             -38.34%         -35.43%
Service              -38.45%         -35.60%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraBear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBear ProFund                                             December 31, 1998

              See accompanying notes to the financial statements.

Options Purchased (13.5%)
                                                         Contracts
                                                             or
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
S&P 500 Call Option expiring
 January 1999 @ 1500....................................        100 $     2,500
S&P 500 Call Option expiring
 January 1999 @ 1525....................................        200       2,500
S&P 500 Put Option expiring
 January 1999 @ 1525....................................         58   4,176,000
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $5,197,790)......................................              4,181,000
                                                                    -----------
U.S. Treasury Note (86.0%)
United States Treasury Note, 4.625%, 12/31/00........... 26,578,000  26,631,987
                                                                    -----------
TOTAL U.S. TREASURY NOTE
 (Cost $26,631,913).....................................             26,631,987
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $31,829,703)(a) (99.5%)..........................             30,812,987
Other assets in excess
 of liabilities (0.5%)..................................                139,217
                                                                    -----------
TOTAL NET ASSETS (100%).................................            $30,952,204
                                                                    ===========

-----
Percentages indicated are based on net assets of $30,952,204.

Futures Sold
                                                        Contracts
                                                           or
                                                        Principal    Market
                                                         Amount      Value
                                                        --------- ------------
S&P 500 Futures Contract
 expiring March 1999...................................    134    $(41,439,500)
                                                                  ------------
TOTAL FUTURES SOLD
 (Proceeds $40,807,230)................................           $(41,439,500)
                                                                  ============

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $(632,270). Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..................................... $        74
      Unrealized depreciation.....................................  (1,016,790)
                                                                   -----------
      Net Unrealized depreciation................................. $(1,016,716)
                                                                   ===========

PROFUNDS
UltraBear ProFund
              See accompanying notes to the financial statements.

Statement of
Assets and
Liabilities

                                                               December 31, 1998

Assets:
 Investments, at value (cost $31,829,703).........................  $30,812,987
 Cash.............................................................        3,774
 Net receivable for variation margin on open futures contracts....      171,360
 Interest receivable..............................................        4,107
 Prepaid expenses.................................................       23,785
 Deferred organization costs......................................       10,736
                                                                    -----------
 Total Assets.....................................................   31,026,749
Liabilities:
 Advisory fees payable............................................       14,407
 Management servicing fees payable................................        2,881
 Administration fees payable......................................       13,665
 Shareholder servicing fees payable--Service Class................       23,338
 Other payables and accrued expenses..............................       20,254
                                                                    -----------
 Total Liabilities................................................       74,545
                                                                    -----------
Net Assets........................................................  $30,952,204
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $39,760,569
 Accumulated net realized (losses) on investments and futures
  contracts.......................................................   (7,159,379)
 Net unrealized (depreciation) of investments and futures
  contracts.......................................................   (1,648,986)
                                                                    -----------
Total Net Assets..................................................  $30,952,204
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $27,939,876
 Shares of Capital Stock Outstanding*.............................      876,542
 Net Asset Value (offering and redemption price per share)*.......  $     31.88
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 3,012,328
 Shares of Capital Stock Outstanding*.............................       94,639
 Net Asset Value (offering and redemption price per share)*.......  $     31.83
                                                                    ===========

-----
* Reflects 5 for 1 reverse split that occurred on January 15, 1999.

Statement
of
Operations

                                            For the year ended December 31, 1998

Investment Income:
 Interest........................................................  $   720,009
Expenses:
 Advisory fees...................................................      126,301
 Management servicing fees.......................................       25,260
 Administration fees.............................................       53,264
 Shareholder servicing fees--Service Class.......................       27,260
 Fund accounting fees............................................        5,516
 Transfer agent fees.............................................       21,988
 Registration & filing fees......................................       34,207
 Other fees......................................................       31,050
                                                                   -----------
 Total expenses before waivers/reimbursements....................      324,846
 Less expenses waived/reimbursed.................................      (36,966)
                                                                   -----------
 Net expenses....................................................      287,880
                                                                   -----------
Net Investment Income............................................      432,129
                                                                   -----------
Realized and Unrealized (Losses) on Investments:
 Net realized (losses) on investment transactions and futures
  contracts......................................................   (7,159,379)
 Net change in unrealized (depreciation) of investments and
  futures contracts..............................................   (1,648,986)
                                                                   -----------
 Net realized and unrealized (losses) on investments.............   (8,808,365)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(8,376,236)
                                                                   ===========

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets

                                                           For the period from
                                             For the      December 23, 1997 (a)
                                           year ended            through
                                        December 31, 1998   December 31, 1997
                                        ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income.................   $     432,129        $     2,433
 Net realized gains/(losses) on
  investment transactions and futures
  contracts............................      (7,159,379)           167,320
 Net change in unrealized
  appreciation/(depreciation) of
  investment transactions and futures
  contracts............................      (1,648,986)                --
                                          -------------        -----------
 Net increase/(decrease) in net assets
  resulting from operations............      (8,376,236)           169,753
                                          -------------        -----------
Distributions to Shareholders from:
 Net investment income.................         (21,742)
                                          -------------        -----------
 Net (decrease) in assets resulting
  from distributions...................         (21,742)                --
Capital Share Transactions:
 Proceeds from shares issued...........     457,690,222          4,806,030
 Dividends reinvested..................          11,707
 Cost of shares redeemed...............    (418,351,778)        (4,975,752)
                                          -------------        -----------
 Net increase/(decrease) in net assets
  resulting from capital share
  transactions.........................      39,350,151           (169,722)
                                          -------------        -----------
 Total increase in net assets..........      30,952,173                 31
Net Assets:
 Beginning of period...................              31                 --
                                          -------------        -----------
 End of period.........................   $  30,952,204        $        31
                                          =============        ===========

-----
(a) Commencement of operations.



              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights

For a share of beneficial
interest outstanding                  Adjusted for 5:1 reverse stock split on January 15, 1999
                                       Investor Class                           Service Class
                           --------------------------------------- ---------------------------------------
                             For the year     For the period from    For the year     For the period from
                                 ended       December 23, 1997 (a)       ended       December 23, 1997 (a)
                           December 31, 1998 to December 31, 1997  December 31, 1998 to December 31, 1997
                           ----------------- --------------------- ----------------- ---------------------
Net Asset Value,
 Beginning of Period.....     $     51.80         $    50.00          $    51.75            $50.00
                              -----------         ----------          ----------            ------
 Net investment income...            1.16(d)        6,082.50(e)             0.75(d)             --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts......          (21.04)         (6,080.70)(e)          (20.67)             1.75
                              -----------         ----------          ----------            ------
 Total income/(loss) from
  investment operations..          (19.88)              1.80              (19.92)             1.75
                              -----------         ----------          ----------            ------
Distribution to
 Shareholders from:
 Net investment income...           (0.04)                --                  --                --
                              -----------         ----------          ----------            ------
 Total distributions.....           (0.04)                --                  --                --
                              -----------         ----------          ----------            ------
Net Asset Value, End of
 Period..................     $     31.88         $    51.80          $    31.83            $51.75
                              ===========         ==========          ==========            ======
Total Return.............          (38.34)%             3.60 %(b)         (38.45)%            3.50%(b)
Ratios/Supplemental Data:
Net assets, end of year..     $27,939,876         $       21          $3,012,328            $   10
Ratio of expenses to
 average net assets......            1.57 %             1.33 %(c)           2.45 %            1.33%(c)
Ratio of net investment
 income to average net
 assets..................            2.73 %             2.97 %(c)           1.74 %            0.00%(c)
Ratio of expenses to
 average net assets*.....            1.78 %            32.39 %(c)           2.74 %           33.39%(c)

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

                           The UltraShort OTC ProFund
  The investment objective of the UltraShort OTC ProFund is to provide daily investment results that correspond to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. The NASDAQ 100 includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. Over the twelve months, the Fund's performance tracked this benchmark with a statistical correlation of .99. Consequently, in the July/August correction, the Fund (Investor Shares) produced a total return of 38.4% versus a return of -17.0% over the same period for the NASDAQ 100. Over the course of the year, however, the Index gained 845.16 points and generated a return of 85.30%. The Fund (Investor Shares), as anticipated, posted a total return of -67.48% since it began trading June 2, 1998.*


                              [GRAPH APPEARS HERE]
               UltraShortOTC-Investor    UltraShortOTC-Service     Nasdaq 100
               ----------------------    ---------------------     ----------
  6/2/98              10,000                    10,000               10,000
 6/30/98              10,000                    10,000               11,219
 9/30/98               6,580                     6,590               11,287
12/31/98               3,252                     3,250               15,402
                          Average Annual Total Return
                                (as of 12/31/98)
-------------------------------------------------------------------------------
-
                                Since
                              Inception
                               (6/2/98)
                               --------
Investor                        -67.48%
Service                         -67.50%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraShort OTC ProFund is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of NASDAQ stock market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS                                      Schedule of Portfolio Investments
UltraShort OTC ProFund                                        December 31, 1998

 Options Purchased (16.0%)

                                                         Contracts
                                                             or
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
Nasdaq Call Option expiring January 1999 @ 2200.........        100 $     1,500
Nasdaq Call Option expiring January 1999 @ 2300.........        200       4,000
Nasdaq Put Option expiring January 1999 @ 2500..........         50   3,245,000
                                                                    -----------
TOTAL OPTIONS PURCHASED
 (Cost $3,511,750)......................................              3,250,500
                                                                    -----------

 U.S. Treasury Note (86.2%)

United States Treasury Note, 4.625%, 12/31/00........... 17,472,000  17,507,490
                                                                    -----------
TOTAL U.S. TREASURY NOTE (Cost $17,507,441).............             17,507,490
                                                                    -----------
TOTAL INVESTMENTS (Cost $21,019,191)(a) (102.2%)........             20,757,990
Other liabilities in excess of assets (-2.2%)...........               (437,226)
                                                                    -----------
TOTAL NET ASSETS (100%).................................            $20,320,764
                                                                    ===========

-----

Percentages indicated are based on net assets of $20,320,764.
 Futures Sold

                                                        Contracts
                                                           or
                                                        Principal    Market
                                                         Amount      Value
                                                        --------- ------------
Nasdaq Futures Contract expiring March 1999............    163    $(30,171,300)
                                                                  ------------
TOTAL FUTURES SOLD (Proceeds $29,735,040)..............           $(30,171,300)
                                                                  ============

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $(436,260). Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation....................................... $      49
      Unrealized depreciation.......................................  (261,250)
                                                                     ---------
      Net Unrealized depreciation................................... $(261,201)
                                                                     =========

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statement of Assets and Liabilities

                                                              December 31, 1998

Assets:
 Investments, at value ($21,019,191).............................  $ 20,757,990
 Receivable for capital shares issued............................         2,883
 Interest receivable.............................................         2,700
 Prepaid expenses................................................        17,586
                                                                   ------------
 Total Assets....................................................    20,781,159
Liabilities:
 Payable to custodian............................................        41,071
 Net payable for variation margin on futures contracts...........       389,405
 Advisory fees payable...........................................         7,221
 Management servicing fees payable...............................         3,558
 Administration fees payable.....................................         4,670
 Shareholder servicing fees--Service Class.......................         3,988
 Other payables and accrued expenses.............................        10,482
                                                                   ------------
 Total Liabilities...............................................       460,395
                                                                   ------------
Net Assets.......................................................    20,320,764
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 34,668,912
 Accumulated net realized (losses) on investments and futures
  contracts......................................................   (13,650,687)
 Net unrealized (depreciation) of investments and futures
  contracts......................................................      (697,461)
                                                                   ------------
Total Net Assets.................................................  $ 20,320,764
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 19,465,372
 Shares of Capital Stock Outstanding*............................     1,198,485
 Net Asset Value (offering and redemption price per share)*......  $      16.24
                                                                   ============
Service Shares:
 Net Assets......................................................  $    855,392
 Shares of Capital Stock Outstanding*............................        52,657
 Net Asset Value (offering and redemption price per share)*......  $      16.24
                                                                   ============

-----
*Reflects 5 for 1 reverse split that occurred on January 15, 1999.
 Statement of Operations

                      For the period June 2, 1998 (a) through December 31, 1998

Investment Income:
 Interest.......................................................  $    170,766
Expenses:
 Advisory fees..................................................        38,021
 Management servicing fees......................................         6,985
 Administration fees............................................        15,725
 Shareholder servicing fees--Service Class......................         5,823
 Fund accounting fees...........................................         1,344
 Transfer agent fees............................................         8,466
 Registration & filing fees.....................................        17,666
 Printing fees..................................................         5,599
 Other fees.....................................................         7,932
                                                                  ------------
 Total expenses before waivers/reimbursements...................       107,561
 Less expenses waived/reimbursed................................        (8,873)
                                                                  ------------
 Net expenses...................................................        98,688
                                                                  ------------
Net Investment Income...........................................        72,078
                                                                  ------------
Realized and Unrealized (Losses) on Investments:
 Net realized (losses) on investment transactions and futures
  contracts.....................................................   (13,650,687)
 Net change in unrealized (depreciation) of investments and
  futures contracts.............................................      (697,461)
                                                                  ------------
 Net realized and unrealized (losses) on investments and futures
  contracts.....................................................   (14,348,148)
                                                                  ------------
Decrease in Net Assets Resulting from Operations................  $(14,276,070)
                                                                  ============

-----
(a) Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statement of Changes in Net Assets

                                                              June 2, 1998 (a)
                                                                   through
                                                              December 31, 1998
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment income.......................................   $     72,078
 Net realized (losses) on investment transactions and futures
  contracts..................................................    (13,650,687)
 Net change in unrealized (depreciation) of investments and
  futures contracts..........................................       (697,461)
                                                                ------------
 Net decrease in net assets resulting from operations........    (14,276,070)
Distributions to Shareholders from:
 Net investment income.......................................         (4,476)
                                                                ------------
 Net (decrease) in net assets resulting from distributions...         (4,476)
Capital Share Transactions:
 Proceeds from shares issued.................................    227,068,217
 Dividends reinvested........................................          2,745
 Cost of shares redeemed.....................................   (192,469,652)
                                                                ------------
 Net increase in net assets resulting from capital share
  transactions...............................................     34,601,310
                                                                ------------
 Total increase in net assets................................     20,320,764
Net Assets:
 Beginning of period.........................................             --
                                                                ------------
 End of period...............................................   $ 20,320,764
                                                                ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund


 Financial Highlights

For a share of beneficial        Adjusted for 5:1 reverse stock split on January
interest outstanding                                15, 1999
                                     Investor Class           Service Class
                                ------------------------ ------------------------
                                  For the period from      For the period from
                                June 2, 1998 (a) through June 2, 1998 (a) through
                                   December 31, 1998        December 31, 1998
                                ------------------------ ------------------------
Net Asset Value, Beginning of
 Period.......................        $     50.00                $  50.00
                                      -----------                --------
 Net investment income........               0.26(d)                 0.10(d)
 Net realized and unrealized
  (loss) on investment
  transactions and futures
  contracts...................             (34.02)                 (33.86)
                                      -----------                --------
 Total (loss) from investment
  operations..................             (33.76)                 (33.76)
Distribution to Shareholders
 from:
 Net investment income........                 --(e)                   --
                                      -----------                --------
 Total distributions..........                 --                      --
Net Asset Value, End of
 Period.......................        $     16.24                $  16.24
                                      ===========                ========
Total Return..................             (67.48)%(b)             (67.50)%(b)
Ratios/Supplemental Data:
Net assets, end of year.......        $19,465,372                $855,392
Ratio of expenses to average
 net assets...................               1.83 %(c)               2.92 %(c)
Ratio of net investment income
 to average net assets........               1.55 %(c)               0.54 %(c)
Ratio of expenses to average
 net assets*..................               1.98 %(c)               3.06 %(c)

-----
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.

                            The Money Market ProFund

  The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 1998 the Fund (Investor Class) returned 4.84%.

  The assets of this fund are part of a $4.5 billion portfolio managed by Bankers Trust company. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

PROFUNDS
Money Market ProFund

 Statement of Assets and Lliabilities

                                                               December 31, 1998

Assets:
 Investment in Cash Management Portfolio, at value (cost
  $77,623,310).....................................................  $77,623,310
 Prepaid expenses..................................................       35,392
 Deferred organization costs.......................................       10,441
 Other Assets......................................................        3,525
                                                                     -----------
 Total Assets......................................................   77,672,668
Liabilities:
 Dividends payable.................................................      175,196
 Management servicing fees payable.................................          563
 Administration fees payable.......................................       23,248
 Shareholder servicing fees payable--Service Class.................       41,246
                                                                     -----------
 Total Liabilities.................................................      240,253
                                                                     -----------
Net Assets.........................................................  $77,432,415
                                                                     ===========
Net Assets consist of:
 Capital...........................................................   77,430,020
 Accumulated undistributed net investment income...................        2,395
                                                                     -----------
Total Net Assets...................................................  $77,432,415
                                                                     ===========
Investor Shares:
 Net Assets........................................................  $62,026,228
 Shares of Capital Stock Outstanding...............................   62,024,251
 Net Asset Value (offering and redemption price per share).........        $1.00
                                                                           =====
Service Shares:
 Net Assets........................................................  $15,406,187
 Shares of Capital Stock Outstanding...............................   15,405,769
 Net Asset Value (offering and redemption price per share).........        $1.00
                                                                           =====

 Statement of Operations

                                            For the year ended December 31, 1998

Investment Income:
 Investment Income Allocated from Cash Management Fund.............  $1,797,702
 Expenses Allocated from Cash Management Fund......................      (9,823)
                                                                     ----------
                                                                      1,787,879
Expenses:
 Advisory fees.....................................................      49,214
 Management servicing fees.........................................     114,832
 Administration fees...............................................      49,214
 Shareholder servicing fees--Service Class.........................      59,402
 Transfer agent fees...............................................      32,222
 Registration & filing fees........................................      78,204
 Other fees........................................................      45,607
                                                                     ----------
 Total expenses before waivers/reimbursements......................     428,695
 Less expenses waived/reimbursed...................................    (106,749)
                                                                     ----------
 Net expenses......................................................     321,946
                                                                     ----------
Net Investment Income..............................................   1,465,933
                                                                     ----------
Realized and Unrealized Gains on Investment:
 Net realized gains on investment transactions.....................       2,398
                                                                     ----------
Increase in Net Assets Resulting from Operations...................  $1,468,331
                                                                     ==========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets

                                                           For the period from
                                             For the      November 17, 1997 (a)
                                           Year Ended            through
                                        December 31, 1998   December 31, 1997
                                        ----------------- ---------------------
Change in Net Assets:
Operations:
 Net investment income.................  $     1,465,933       $    13,856
 Net realized gains/(losses) on
  investment...........................            2,398                (3)
                                         ---------------       -----------
 Net increase in net assets resulting
  from operations......................        1,468,331            13,853
Distributions to Shareholders from:
 Net investment income.................       (1,465,933)          (13,856)
                                         ---------------       -----------
 Net (decrease) in assets resulting
  from distributions...................       (1,465,933)          (13,856)
Capital Share Transactions:
 Proceeds from shares issued...........    1,182,465,274         5,454,779
 Dividends reinvested..................        1,242,690             5,771
 Cost of shares redeemed...............   (1,106,567,419)       (5,171,075)
                                         ---------------       -----------
 Net increase in net assets resulting
  from capital share transactions......       77,140,545           289,475
                                         ---------------       -----------
 Total increase in net assets..........       77,142,943           289,472
Net Assets:
 Beginning of period...................          289,472                --
                                         ---------------       -----------
 End of period.........................  $    77,432,415       $   289,472
                                         ===============       ===========

-----
(a) Commencement of Operations.

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights

For a share of beneficial
interest outstanding
                                       Investor Class                                Service Class
                           -----------------------------------------    -----------------------------------------
                             For the year       For the period from       For the year       For the period from
                                 ended         November 17, 1997 (a)          ended         November 17, 1997 (a)
                           December 31, 1998   to December 31, 1997     December 31, 1998   to December 31, 1997
                           -----------------   ---------------------    -----------------   ---------------------
Net Asset Value,
 Beginning of Period.....     $      1.00            $   1.00              $      1.00             $ 1.00
                              -----------            --------              -----------             ------
 Net investment income...            0.05(d)             0.01                     0.04(d)              --
                              -----------            --------              -----------             ------
 Total income from
  investment operations..            0.05                0.01                     0.04                 --
Distributions to
 Shareholder from:
 Net investment income...           (0.05)              (0.01)                   (0.04)                --
                              -----------            --------              -----------             ------
 Total distributions.....           (0.05)              (0.01)                   (0.04)                --
Net Asset Value, End of
 Period..................     $      1.00            $   1.00              $      1.00             $ 1.00
                              ===========            ========              ===========             ======
Total Return.............            4.84 %              0.61 %(b)                3.81 %             0.21%(b)
Ratios/Supplemental Data:
Net assets, end of year..     $62,026,228            $286,962              $15,406,187             $2,510
Ratio of expenses to
 average net assets......            0.85 %(d)           0.83 %(c),(d)            1.87 %(d)          1.83%(c),(d)
Ratio of net investment
 income to average net
 assets..................            4.81 %              4.92 %(c)                3.43 %             2.53%(c)
Ratio of expenses to
 average net assets*.....            1.18 %(d)           9.52 %(c),(d)            2.18 %(d)         10.52%(c),(d)

-----
 * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.

PROFUNDS

                         Notes to Financial Statements
                               December 31, 1998

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFunds Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of seven separately managed series: Bull ProFund, UltraBull ProFund, UltraOTC ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, and Money Market ProFund (collectively the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

  The investment objectives of the ProFunds are as follows:

  The Bull ProFund and the UltraBull ProFund. The Bull ProFund's investment objective is to provide investment returns that correspond to the performance of the S&P 500 Index. The UltraBull ProFund's investment objective is to provide investment returns that correspond to 200% of the performance of the S&P 500 Index. The UltraBull ProFund should gain more than the Bull ProFund when the prices of the securities in the S&P 500 Index rise and lose more when such prices decline.

  The Bear ProFund and the UltraBear ProFund. The Bear ProFund's investment objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The UltraBear ProFund's investment objective is to provide investment results that will inversely correlate to 200% of the performance of the S&P 500 Index.

  If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any increases in the level of the S&P 500 Index. The percentage change of net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

  The UltraOTC ProFund and the UltraShort OTC ProFund. The investment objective of the UltraOTC ProFund is to provide investment results that correspond to 200% of the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market. The UltraShort Profund seeks investment results that correspond each day to twice of the inverse (opposite) of the performance of the NASDAQ 100 Index. It is the policy of the UltraShort OTC Profund to pursue its investment objective of correlating with its benchmark regardless of market conditions, to remain fully invested and to not take defensive positions.

  If the UltraShort OTC Profund achieved a perfect inverse correlation for any single trading day, the net asset value of the shares of this ProFund would increase for that day proportional to twice any decrease in the level of the NASDAQ 100 Index. Conversely, the net asset value of the shares of the ProFund would decrease for that day proportional to twice any increase in the level of the NASDAQ 100 Index for that day. The percentage change of net asset value of shares of the UltraOTC ProFund should increase or decrease approximately twice as much as does that of the UltraShort ProFund on any given day.

  The Money Market ProFund. The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. To achieve its objective, the Money Market ProFund invests all of its investable assets in the Cash Management Portfolio ("Portfolio"), which has the same investment objective as the Money Market ProFund.

  The performance of the Money Market ProFund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Money Market ProFund's financial statements.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.
                                   Continued

PROFUNDS

                               December 31, 1998


  a) Investment Valuation

  The securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the closing price on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value.

  Futures contracts purchased and held by the ProFunds are valued at the last sale price immediately prior to the 4:00pm Eastern Time price on the futures exchanges on which they are traded. Conversely, the value of a futures contract sold by ProFunds will be either the last sale price or the asked price. Options on securities and indices purchased or sold by a ProFund are valued at their last sale price. In the event market quotations are not readily available, securities, futures contracts, options and other assets are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio, which are included elsewhere in this report.

  b) Repurchase Agreements

  Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Portfolio, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

  The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

  c) Federal Income Tax

  Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.

  d) Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  e) Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective Profunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will pay the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will pay the expenses directly attributable to the Service Shares as a class.

  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund, are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

  f) Distributions to Shareholders

  The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for
                                   Continued

PROFUNDS

                               December 31, 1998

  shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.

  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

  As of December 31, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                                                  Accumulated
                                                  Accumulated     Net Realized
                                               Undistributed Net Gain/(Loss) on
                                               Investment Income  Investments
                                               ----------------- --------------
   Bull ProFund...............................     $ (74,041)     $   (698,006)
   UltraBull ProFund..........................     $(694,080)     $(11,058,841)
   UltraOTC ProFund...........................     $(481,204)     $(75,520,815)
   Bear ProFund...............................     $      --      $         --
   UltraBear ProFund..........................     $(410,387)     $         --
   UltraShort OTC ProFund.....................     $ (67,602)     $         --
   Money Market ProFund.......................     $   2,395      $     (2,395)

  g) Capital Accounts

  The trust follows provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

  h) Short Sales

  When a ProFund engages in a short sale, the ProFund records a liability for securities sold short, and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  i) Options

  When a ProFund writes (sells) an option, an amount equal to the premium received is entered in the ProFund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the ProFund enters into a closing purchase transaction, the ProFund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

  The following is a summary of written option activity for the year ended December 31, 1998, for the UltraBear ProFund.

                                                             UltraBear ProFund
                                                             ------------------
                                                             Number of
                                                             Contracts Premiums
                                                             --------- --------
   Covered Call Options
    Balance at beginning of period..........................     --    $     --
    Options written.........................................     79      44,930
    Options closed..........................................    (35)    ( 2,450)
    Options expired.........................................    (44)    (42,480)
                                                                ---    --------
    Options outstanding at end of period....................     --    $     --
                                                                ===    ========

                                   Continued

PROFUNDS

                               December 31, 1998


  j) Futures Contracts

  The ProFunds may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. When the contract is closed or offset, the ProFund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  k) Risks of Futures Contracts and Options

  Futures contracts and written options involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

  l) Organization Costs

  Costs incurred by the Trust in connection with its organization have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3.Shares of Beneficial Interest

  Transactions in shares of beneficial interest were as follows for the periods ended December 31, 1998 and December 31, 1997. (Non-money market ProFund shares have been adjusted to reflect the 5 for 1 reverse stock split that occurred on January 15, 1999.)

                                              Bull ProFund
                              ------------------------------------------------
                                                           December 2, 1997
                                     Year ended                through
                                 December 31, 1998        December 31, 1997
                              -------------------------  ---------------------
                                Shares       Amount       Shares     Amount
                              ----------  -------------  --------  -----------
   Investor Shares Sold.....   1,819,504  $ 101,357,875     1,993  $    99,887
   Investor Shares
    Reinvested..............         174         10,906        --           --
   Investor Shares
    Redeemed................  (1,699,878)   (94,711,215)   (1,057)     (53,130)
                              ----------  -------------  --------  -----------
    Net Increase............     119,800  $   6,657,566       936  $    46,757
                              ==========  =============  ========  ===========
   Service Shares Sold......     217,707  $  12,376,845       0.2  $        10
   Service Shares
    Reinvested..............           6            358        --           --
   Service Shares Redeemed..    (208,223)   (11,741,216)       --           --
                              ----------  -------------  --------  -----------
    Net Increase............       9,490  $     635,987       0.2  $        10
                              ==========  =============  ========  ===========
                                            UltraBull ProFund
                              ------------------------------------------------
                                                          November 28, 1997
                                     Year ended                through
                                 December 31, 1998        December 31, 1997
                              -------------------------  ---------------------
                                Shares       Amount       Shares     Amount
                              ----------  -------------  --------  -----------
   Investor Shares Sold.....   9,228,361  $ 570,135,640   284,331  $14,533,688
   Investor Shares
    Reinvested..............         988         67,254        --           --
   Investor Shares
    Redeemed................  (8,109,673)  (497,376,316) (166,872)  (8,590,224)
                              ----------  -------------  --------  -----------
    Net Increase............   1,119,676  $  72,826,578   117,459  $ 5,943,464
                              ==========  =============  ========  ===========
   Service Shares Sold......     889,665  $  55,056,597    56,600  $ 2,933,108
   Service Shares
    Reinvested..............          23          1,214        --           --
   Service Shares Redeemed..    (785,151)   (47,158,352)  (10,079)    (497,580)
                              ----------  -------------  --------  -----------
    Net Increase............     104,537  $   7,899,459    46,521  $ 2,435,528
                              ==========  =============  ========  ===========

                                   Continued

PROFUNDS

                               December 31, 1998


                                           UltraOTC ProFund
                            -------------------------------------------------
                                                         December 23, 1997
                                   Year ended                 through
                                December 31, 1998        December 31, 1997
                            --------------------------  ---------------------
                              Shares        Amount       Shares     Amount
                            -----------  -------------  --------  -----------
   Investor Shares Sold....  12,827,450  $ 961,145,454   184,762  $ 9,080,432
   Investor Shares
    Reinvested.............         228         26,353        --           --
   Investor Shares
    Redeemed............... (10,829,785)  (797,142,403) (178,632)  (8,016,745)
                            -----------  -------------  --------  -----------
    Net Increase...........   1,997,893  $ 164,029,404     6,130  $ 1,063,687
                            ===========  =============  ========  ===========
   Service Shares Sold.....   3,349,477  $ 237,230,494    17,149  $   793,807
   Service Shares
    Reinvested.............           2            100        --           --
   Service Shares
    Redeemed...............  (3,092,485)  (214,497,432)   (1,264)     (52,172)
                            -----------  -------------  --------  -----------
    Net Increase...........     256,994  $  22,733,162    15,885  $   741,635
                            ===========  =============  ========  ===========
                                             Bear ProFund
                            -------------------------------------------------
                                                         December 31, 1997
                                   Year ended                 through
                                December 31, 1998        December 31, 1997
                            --------------------------  ---------------------
                              Shares        Amount       Shares     Amount
                            -----------  -------------  --------  -----------
   Investor Shares Sold....   1,002,423  $  45,923,856    50,317  $ 2,515,842
   Investor Shares
    Reinvested.............         946         37,746        --           --
   Investor Shares
    Redeemed...............    (949,212)   (43,589,058)       --           --
                            -----------  -------------  --------  -----------
    Net Increase...........      54,157  $   2,372,544    50,317  $ 2,515,842
                            ===========  =============  ========  ===========
   Service Shares Sold.....     167,814  $   7,565,710       0.2  $        10
   Service Shares
    Reinvested.............          54          2,168        --           --
   Service Shares
    Redeemed...............    (158,319)    (7,144,150)       --           --
                            -----------  -------------  --------  -----------
    Net Increase...........       9,549  $     423,728       0.2  $        10
                            ===========  =============  ========  ===========
                                          UltraBear ProFund
                            -------------------------------------------------
                                                         December 23, 1997
                                   Year ended                 through
                                December 31, 1998        December 31, 1997
                            --------------------------  ---------------------
                              Shares        Amount       Shares     Amount
                            -----------  -------------  --------  -----------
   Investor Shares Sold....   9,428,709  $ 398,355,782    96,121  $ 4,806,020
   Investor Shares
    Reinvested.............         370         11,707        --           --
   Investor Shares
    Redeemed...............  (8,552,538)  (364,196,957)  (96,120)  (4,975,752)
                            -----------  -------------  --------  -----------
    Net Increase...........     876,541  $  34,170,532         1  $  (169,732)
                            ===========  =============  ========  ===========
   Service Shares Sold.....   1,330,039  $  59,334,440       0.2  $        10
   Service Shares
    Redeemed...............  (1,235,400)   (54,154,821)       --           --
                            -----------  -------------  --------  -----------
    Net Increase...........      94,639  $   5,179,619       0.2  $        10
                            ===========  =============  ========  ===========

                                                         UltraShort ProFund
                                                      -------------------------
                                                        June 2, 1998 through
                                                         December 31, 1998
                                                      -------------------------
                                                        Shares       Amount
                                                      ----------  -------------
   Investor Shares Sold..............................  6,280,979  $ 185,715,842
   Investor Shares Reinvested........................        165          2,745
   Investor Shares Redeemed.......................... (5,082,659)  (153,765,286)
                                                      ----------  -------------
    Net Increase.....................................  1,198,485  $  31,953,301
                                                      ==========  =============
   Service Shares Sold...............................  1,398,985  $  41,352,375
   Service Shares Redeemed........................... (1,346,328)   (38,704,366)
                                                      ----------  -------------
    Net Increase.....................................     52,657  $   2,648,009
                                                      ==========  =============

                                   Continued

PROFUNDS

                               December 31, 1998


                                          Money Market ProFund
                            ----------------------------------------------------
                                                           November 17, 1997
                                    Year ended                  through
                                December 31, 1998          December 31, 1997
                            ---------------------------  -----------------------
                               Shares        Amount        Shares      Amount
                            ------------  -------------  ----------  -----------
   Investor Shares Sold....  946,042,462  $ 946,042,462   5,452,268  $ 5,452,268
   Investor Shares
    Reinvested.............    1,061,891      1,061,891       5,771        5,771
   Investor Shares
    Redeemed............... (885,367,066)  (885,367,066) (5,171,075)  (5,171,075)
                            ------------  -------------  ----------  -----------
    Net Increase...........   61,737,287  $  61,737,287     286,964  $   286,964
                            ============  =============  ==========  ===========
   Service Shares Sold.....  236,422,812  $ 236,422,812       2,511  $     2,511
   Service Shares
    Reinvested.............      180,799        180,799          --           --
   Service Shares
    Redeemed............... (221,200,353)  (221,200,353)         --           --
                            ------------  -------------  ----------  -----------
    Net Increase...........   15,403,258  $  15,403,258       2,511  $     2,511
                            ============  =============  ==========  ===========

4.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%.

  For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily nets assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. Concord Financial Group, Inc. an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters. BISYS began charging for their services as of June 1, 1998.

  ProFunds Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFunds Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

  Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amount up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

  Certain Trustees of the Trust are Officers of ProFunds Advisors LLC and are compensated for such services.

  Waivers and reimbursements are detailed as follows:

                             Investment                Shareholder Management    Fund
                              Advisor   Administration  Servicing  Servicing  Accounting    Expense
                               Waiver       Waiver       Waiver      Waiver     Waiver   Reimbursement
                             ---------- -------------- ----------- ---------- ---------- -------------
   Bull ProFund............   $16,135      $ 4,316       $    9     $ 4,316    $   863      $   --
   UltraBull ProFund.......    13,585       49,599        3,722          --      9,921          --
   UltraOTC ProFund........        --       83,805        2,920      10,681     16,756          --
   Bear ProFund............    10,205        2,211            6       2,208        442       9,929
   UltraBear ProFund.......        --       25,260        1,672       4,986      5,048          --
   UltraShort OTC ProFund..        --        6,616           --         934      1,323          --
   Money Market ProFund....    49,214        5,728           --      51,807         --          --

                                   Continued

PROFUNDS

                               December 31, 1998


  The advisor and/or the administrator have voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain a competitive expense ratio for the ProFunds.

5.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended December 31, 1998 were as follows:

                                                        Purchases      Sales
                                                       ------------ ------------
   UltraOTC ProFund................................... $324,455,916 $186,130,180

6.Federal Income Tax Information (Unaudited)

  At December 31, 1998 the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

   Bear ProFund........................................ $  629,925 Expires 2006
   UltraBear ProFund................................... $3,665,791 Expires 2006
   UltraShort OTC ProFund.............................. $7,192,872 Expires 2006

  During the year ended December 31, 1998, the following funds declared long-term capital distributions as follows:

   Bull ProFund......................................................... $ 3,969
   UltraBull ProFund.................................................... $12,471
   Bear ProFund......................................................... $   283

  In addition, the following funds have deemed distributions from equalization as follows:

   Bull ProFund.................................................... $   772,048
   UltraBull ProFund............................................... $11,752,921
   UltraBear ProFund............................................... $   410,387
   UltraShort OTC ProFund.......................................... $    67,602

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occuring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending December 31, 1999:

   Fund                                                   Capital Loss Deferred
   ----                                                   ---------------------
   Bear ProFund..........................................      $  137,023
   UltraBear ProFund.....................................      $5,142,648
   UltraShort OTC ProFund................................      $7,155,325

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
ProFunds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFunds Trust (comprising, respectively, the Bull ProFund, UltraBull ProFund, UltraOTC ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund and Money Market ProFund, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 8, 1999

--------------------------------------------------------------------------------
Cash Management Portfolio


Statement of Net Assets December 31, 1998
--------------------------------------------------------------------------------
  Principal
  Amount              Description                                   Value
  ------              -----------                                   -----

              EURODOLLAR CERTIFICATES OF DEPOSIT - 8.5%
              Abbey National:
$17,000,000    5.20%,  2/9/99................................    $  17,000,000
 30,000,000    4.92%,  3/23/99...............................       30,000,000
 17,000,000    4.85%,  4/20/99...............................       17,000,000

              Barclays Bank:
 25,000,000    5.37%,  2/24/99...............................       25,000,704
 41,000,000    4.88%,  4/27/99...............................       40,997,421

              Bayerische Hypotheka Vereinbank:
 20,000,000    5.36%,  2/22/99...............................       20,004,907
 22,000,000    5.17%,  2/26/99...............................       22,000,338

              Cariplo,
 30,000,000    5.61%,  1/29/99...............................       30,000,232

              Halifax Building Society:
 15,000,000    5.16%,  2/5/99................................       15,000,112
 25,000,000    5.60%,  2/22/99...............................       25,000,000
 25,000,000    5.27%,  2/26/99...............................       25,004,540
 50,000,000    5.12%,  3/2/99................................       50,001,219

              International Nederlander Bank:
 20,000,000    5.13%,  3/5/99................................       20,001,028
 50,000,000    4.90%,  4/28/99...............................       50,000,000

              KBC Bank,
 25,000,000    5.53%,  1/15/99...............................       25,000,097

              Rabobank,
 50,000,000    5.53%,  1/4/99................................       50,000,000
                                                                 -------------


Total Eurodollar Certificates of Deposit
 (Amortized Cost $462,010,598)...............................      462,010,598
                                                                 -------------

              YANKEE CERTIFICATES OF DEPOSIT - 7.9%
              Bank of Montreal:
 30,000,000    5.25%,  1/29/99...............................       30,000,000
 25,000,000    5.32%,  1/29/99...............................       25,000,000
 10,000,000    5.53%,  2/17/99...............................       10,002,119
 10,000,000    5.57%,  2/26/99...............................       10,000,000

              Banque Nationale de Paris,
 50,000,000    5.54%,  1/4/99................................       50,000,000

              Barclays Bank,
 14,000,000    5.70%,  3/30/99...............................       13,997,703

              Bayerische Hypotheka Vereinbank,
 20,000,000    5.55%,  1/4/99................................       20,000,017

              Canadian Imperial Bank,
 10,000,000    4.87%,  4/21/99...............................        9,998,389

              Credit Agricole,
  2,000,000    5.70%,  1/7/99................................        1,999,980

              Cregem,
 12,000,000    5.51%,  1/11/99...............................       12,000,033

              Deutsche Bank,
  2,000,000    5.705%,  4/16/99..............................        1,999,461

              Hessen Thuringer,
 30,000,000    5.265%,  1/29/99..............................       30,001,016

              KBC Bank,
  2,000,000    5.69%,  3/29/99...............................        2,000,242

              Lloyds Bank,
 25,000,000    4.875%,  4/23/99..............................       25,000,378

              National Westminster Bank,
 40,000,000    5.485%,  1/19/99..............................       40,000,100

              Nordeutsche Landesbank,
  8,000,000    5.66%,  7/27/99...............................        8,025,322

              Rabobank:
 25,000,000    5.71%,  1/6/99................................       25,000,668
 17,000,000    5.60%,  3/17/99...............................       16,998,967
  2,000,000    5.70%,  4/20/99...............................        2,000,602
 25,000,000    5.65%,  6/16/99...............................       25,059,022

              Royal Bank of Canada,
 10,000,000    5.56%,  2/26/99...............................        9,999,265

              Toronto Dominion Bank,
 22,000,000    5.16%,  2/23/99...............................       22,000,000

              Union Bank of Switzerland,
  8,000,000    5.74%,  6/11/99...............................        8,021,281

              West Deutsche Landesbank:
 15,000,000    5.54%,  1/13/99...............................       15,000,000
 15,000,000    5.51%,  2/19/99...............................       14,999,556

Total Yankee Certificates of Deposit
 (Amortized Cost $429,104,121)...............................      429,104,121
                                                                 -------------

              CERTIFICATES OF DEPOSIT - 3.4%
              American Express Centurion Bank,
 13,000,000    5.47%,  1/14/99...............................       13,000,000

              Chase Manhattan Bank,
 20,000,000    4.875%,  4/21/99..............................       20,000,000

              First Union,
  2,000,000    5.65%,  4/12/99...............................        2,000,699



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio


Statement of Net Assets December 31, 1998
--------------------------------------------------------------------------------

 Principal
  Amount              Description              Value
  ------              -----------              -----

              Mellon Bank:
$20,000,000    4.87%,  4/29/99..........     $ 20,000,000
 15,000,000    5.05%,  5/3/99...........       15,000,000

              Morgan Guaranty:
 21,000,000    5.15%,  3/15/99..........       21,000,000
 42,000,000    4.95%,  3/16/99..........       42,000,000

              NationsBank,
 55,000,000    5.20%, 2/5/99............       55,000,000
                                         ----------------

Total Certificates of Deposit
 (Amortized Cost $188,000,699)..........      188,000,699
                                         ----------------

              EURO TIME DEPOSITS - 16.0%
              Abbey National,
 50,000,000    5.48%,  2/10/99..........       50,000,000

              Bank of America,
 25,000,000    5.45%,  2/11/99..........       25,000,000

              Bank of Austria,
 50,000,000    5.15%,  1/20/99..........       50,000,000

              Bank of Montreal,
115,000,000    5.35%,  2/9/99...........      115,000,000

              Bank of Nova Scotia,
 25,000,000    5.594%,  1/8/99..........       25,000,000

              Bayerische Landesbank,
 40,000,000    4.938%,  4/28/99.........       40,000,000

              Caisse de Depots,
200,000,000    5.25%,  1/4/99...........      200,000,000

              Canadian Imperial Bank,
 50,000,000    5.25%,  1/4/99...........       50,000,000

              International Nederlander,
 40,000,000    5.60%,  2/26/99..........       40,000,000

              KBC Bank,
 29,000,000    5.16%,  1/22/99..........       29,000,000

              Nordeutsche Landesbank:
 25,000,000    5.67%,  1/19/99..........       25,000,000
 35,000,000    5.25%,  3/29/99..........       35,000,000

              Union Bank of Switzerland,
144,257,257    4.25%,  1/4/99...........      144,257,257




              West Deutsche Landesbank,
$50,000,000    5.25%,  1/4/99...........     $ 50,000,000
                                         ----------------
Total Euro Time Deposits
 (Amortized Cost $878,257,257)..........      878,257,257
                                         ----------------

              FLOATING RATE - NOTES - 20.6%
              Associates Corp:
               Daily Variable Rate,
 25,000,000    5.65%,  1/4/99...........       24,999,901
 25,000,000    5.51%,  4/23/99..........       24,992,492
 20,000,000    5.52%,  6/29/99..........       19,992,341

              Bank of Austria:
               Quarterly Variable Rate,
 25,000,000    5.548%,  7/27/99.........       24,991,652

              Bank of Nova Scotia:
               Monthly Variable Rate,
 35,000,000    5.512%,  6/10/99.........       34,988,376

              Banque Nationale de Paris:
               Monthly Variable Rate,
 40,000,000    5.525%,  6/1/99..........       39,990,071
 40,000,000    5.541%,  7/29/99.........       39,986,429

              Bayerische Hypotheka
               Vereinbank:
               Monthly Variable Rate,
 40,000,000    5.505%,  5/28/99.........       39,987,303

              Bayerische Landesbank:
               Daily Variable Rate,
 35,000,000    5.00%,  2/12/99..........       35,000,400
               Monthly Variable Rate,
 20,000,000    5.495%,  2/25/99.........       19,998,255
 25,000,000    5.521%,  6/29/99.........       24,990,962

              Bear Stearns:
               Monthly Variable Rate,
 10,000,000    5.626%,  6/4/99..........       10,000,000

              Commerz Bank:
               Monthly Variable Rate,
 30,000,000    5.505%,  5/28/99.........       29,990,478

              CoreStates Bank:
               Monthly Variable Rate,
 30,000,000    5.607%,  3/5/99..........       30,000,000

              Creditanstalt Bankverein:
               Monthly Variable Rate,
 20,000,000    5.515%,  6/3/99..........       19,994,231




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio


Statement of Net Assets December 31, 1998
--------------------------------------------------------------------------------

  Principal
   Amount              Description         Value
   ------              -----------         -----

              Credit Suisse First Boston:
               Daily Variable Rate,
$30,000,000    5.50%, 2/9/99.......  $   30,000,000

              Deutsche Bank:
               Quarterly Variable Rate,
 40,000,000    5.528%, 6/1/99......      39,987,010
 15,000,000    5.53%, 8/16/99......      14,993,593

              First Union:
               Quarterly Variable Rate,
 10,000,000    5.208%, 10/20/99....      10,000,000
 20,000,000    5.422%, 11/16/99....      20,000,000

              General Electric Corp.:
               Quarterly Variable Rate,
 15,000,000    5.607%, 1/15/99.....      15,000,000
 20,000,000    5.554%, 9/8/99......      20,000,000

              IBM Credit:
               Quarterly Variable Rate,
 13,000,000    5.22%, 11/2/99......      12,997,828

              J.P. Morgan:
               Monthly Variable Rate,
 55,000,000    5.50%, 2/24/99......      54,994,038

              Key Bank New York:
               Daily Variable Rate,
 10,000,000    5.54%, 1/29/99......       9,999,592

              Kreditbank:
               Quarterly Variable Rate,
 25,000,000    5.537%, 6/1/99......      24,992,896

              Merrill Lynch & Co.:
               Daily Variable Rate,
 35,000,000    5.625%, 2/17/99.....      34,999,331
 12,000,000    5.29%, 4/7/99.......      12,002,342
               Monthly Variable Rate,
 20,000,000    5.606%, 4/13/99.....      19,999,442

              Morgan Guaranty:
               Monthly Variable Rate,
 40,000,000    5.22%, 11/29/99.....      39,982,935

              National City Bank of Cleveland:
               Monthly Variable Rate,
 15,000,000    5.578%, 3/5/99......      14,998,988

              National Rural Utility Cooperative:
               Quarterly Variable Rate,
 20,000,000    5.219%, 11/23/99....      20,000,000

              National Westminster:
               Quarterly Variable Rate,
 25,000,000    5.538%, 8/20/99.....      24,987,580

              Nationsbank Corp.:
               Daily Variable Rate,
 25,000,000    5.70%, 3/18/99......      25,004,536

              Nordeutsche Landesbank:
               Monthly Variable Rate,
 17,000,000    5.525%, 2/2/99......      16,999,281
 20,000,000    5.505%, 2/25/99.....      19,998,527

              Norwest Corp.:
               Quarterly Variable Rate,
 30,000,000    5.242%, 10/28/99....      29,997,520

              Societe Generale:
               Daily Variable Rate,
 40,000,000    5.59%, 2/9/99.......      39,997,693
 10,000,000    5.58%, 3/2/99.......       9,999,198
               Monthly Variable Rate,
 25,000,000    5.567%, 5/7/99......      24,994,469
 10,000,000    5.555%, 6/1/99......       9,996,788

              Svenska Handelsbanken:
               Monthly Variable Rate,
 20,000,000    5.53%, 6/2/99.......      19,993,807

              US Bank:
               Monthly Variable Rate,
 15,000,000    5.567%, 8/18/99.....      14,998,242

              Wachovia Bank:
               Monthly Variable Rate,
 28,000,000    5.505%, 2/9/99......      27,998,450
 21,000,000    5.512%, 5/12/99.....      20,994,800

              Walt Disney Co.:
               Quarterly Variable Rate,
 20,000,000    5.455%, 2/26/99.....      19,997,392

              Westpac Capitol Corp.:
               Quarterly Variable Rate,
  5,000,000    5.544%, 4/9/99......       4,999,342
                                     --------------

Total Floating Rate - Notes
 (Amortized Cost $1,125,808,511)....  1,125,808,511
                                     --------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Statement of Net Assets December 31, 1998
--------------------------------------------------------------------------------

 Principal
  Amount              Description              Value
  ------              -----------              -----

              U.S. Treasury Securities - 0.5%
              U.S. Treasury Note,
$25,000,000    5.87%,  8/31/99...........  $  25,181,973
                                           -------------

Total U.S. Treasury Securities
 (Amortized Cost $25,181,973)............     25,181,973
                                           -------------

              Funding Agreement - 0.5%
              First Allmerica Financial,

 30,000,000    4.75%,  12/23/99..........     30,000,000
                                           -------------

Total Funding Agreement
 (Amortized Cost $30,000,000)............     30,000,000
                                           -------------


              Commercial Paper - 42.6%*
              ABB Treasury Center,
 35,000,000    5.20%,  2/18/99...........     34,757,333

              Alcatel Alsthom,
 22,000,000    5.08%,  2/22/99...........     21,838,569

              Asset Securitization:
 25,000,000    5.40%,  1/22/99...........     24,921,250
 35,000,000    5.45%,  1/27/99...........     34,862,236
 35,000,000    5.40%,  1/29/99...........     34,853,000
 30,000,000    5.18%,  2/18/99...........     29,792,800
 45,000,000    5.27%,  2/19/99...........     44,677,213

              Associates Corp.:
 37,000,000    5.04%,  2/3/99............     36,829,060
 25,000,000    5.25%,  2/5/99............     24,872,396
 12,000,000    5.25%,  2/26/99...........     11,902,000

              Bank of Scotland,
 25,000,000    4.89%,  6/4/99............     24,477,041

              Barclays Bank,
 40,000,000    5.90%,  1/4/99............     39,980,333

              BBL North America:
 23,000,000    5.52%,  1/12/99...........     22,960,095
 30,000,000    5.50%,  1/15/99...........     29,935,833
 35,000,000    5.14%,  1/25/99...........     34,880,066
 13,000,000    5.50%,  1/26/99...........     12,950,348

              British Columbia Province,
  5,370,000    4.805%,  3/8/99...........      5,322,695

              CAFCO:
  1,000,000    5.55%,  1/19/99...........        997,226
 16,000,000    5.40%,  1/20/99...........     15,954,400
 24,000,000    5.33%,  1/29/99...........     23,900,507
 40,000,000    5.30%,  2/3/99............     39,805,666
 30,000,000    5.29%,  2/9/99............     29,828,075
 15,000,000    5.20%,  2/18/99...........     14,896,000




              Carnival PLC UK,
 17,000,000    5.25%,  2/5/99............     16,913,230

              Chase Manhattan Bank,
 25,000,000    4.80%,  3/23/99...........     24,730,000

              Ciesco,
  5,000,000    5.35%,  1/22/99...........      4,984,396

              Commonwealth Bank of Australia,
 40,000,000    5.75%,  1/11/99...........     39,936,111

              Corporate Receivables:
 20,000,000    5.40%,  1/15/99...........     19,958,000
 14,000,000    5.55%,  1/15/99...........     13,969,783
 30,000,000    5.40%,  1/19/99...........     29,919,000
 50,000,000    5.43%,  1/25/99...........     49,819,000
 25,000,000    5.42%,  1/27/99...........     24,902,139
 20,000,000    5.18%,  2/11/99...........     19,882,011
 30,000,000    5.25%,  2/16/99...........     29,798,750
 15,000,000    5.375%, 2/18/99...........     14,892,500
  8,000,000    5.375%, 2/19/99...........      7,941,473

              Credit Suisse First Boston:
 15,000,000    5.29%,  1/7/99............     14,986,776
 10,000,000    5.15%,  1/22/99...........      9,969,958
 10,000,000    5.18%,  1/25/99...........      9,965,466
 30,000,000    5.18%,  1/26/99...........     29,892,083

              Cregem,
 30,000,000    4.99%,  4/1/99............     29,625,750

              Daimler Benz North America:
 12,000,000    5.03%,  1/29/99...........     11,953,053
 25,000,000    5.22%,  2/23/99...........     24,807,875
 18,000,000    5.03%,  4/15/99...........     17,738,440

              Delaware Funding Corp.:
 50,000,000    5.35%,  1/22/99...........     49,843,958
 13,432,000    5.42%,  1/26/99...........     13,381,443
 20,000,000    5.19%,  2/18/99...........     19,861,600

              Diageo Capital:
 45,000,000    5.35%,  1/4/99............     44,979,938
 25,000,000    5.23%,  2/12/99...........     24,847,458
 22,000,000    5.26%,  2/17/99...........     21,848,921
 13,000,000    5.10%,  3/5/99............     12,883,975

              Ford Motor Credit,
 35,000,000    5.10%,  1/28/99...........     34,866,125

              Gannett,
 25,000,000    5.20%,  1/14/99...........     24,953,056

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio


Statement of Net Assets December 31, 1998
--------------------------------------------------------------------------------

 Principal
  Amount              Description               Value
  ------              -----------               -----

              General Electric Capital:
$ 20,000,000   5.04%,  2/8/99............. $   19,893,600
  10,000,000   5.24%,  2/9/99.............      9,943,233
  20,000,000   5.33%,  2/17/99............     19,860,828
  45,000,000   4.95%,  2/19/99............     44,696,813
  40,000,000   5.37%,  2/26/99............     39,672,867
  25,000,000   4.93%,  3/15/99............     24,750,076
  13,000,000   4.98%,  3/24/99............     12,852,537

              General Electric Corp.,
  30,000,000   5.05%,  1/15/99............     29,941,083

              General Motors Accept Corp.:
  30,000,000   5.10%,  1/22/99............     29,910,750
  52,000,000   5.06%,  1/29/99............     51,795,351
  30,000,000   5.24%,  2/5/99.............     29,847,167
  38,000,000   5.08%,  2/10/99............     37,785,511

              Glaxo Wellcome:
  10,000,000   5.17%,  2/8/99.............      9,945,428
  15,300,000   5.17%,  2/9/99.............     15,214,307

              Goldman Sachs,
  10,000,000   5.55%,  1/19/99............      9,972,250

              KFW International Finance:
  30,000,000   5.00%,  1/14/99............     29,945,833
  15,000,000   4.87%,  2/19/99............     14,900,571

              Metropolitan Life,
  20,000,000   5.22%,  1/28/99............     19,921,700

              National Rural Utility Financial
               Cooperative:
   7,000,000   4.90%,  2/22/99............      6,950,456
  10,000,000   5.08%,  3/5/99.............      9,911,100
  20,000,000   4.97%,  4/26/99............     19,682,473

              Norwest Corp.:
  15,000,000   5.14%,  1/22/99............     14,955,025
  25,000,000   5.10%,  2/5/99.............     24,876,042

              Oesterreichische,
  21,000,000   5.16%,  1/25/99............     20,927,760

              Panasonic Finance,
  17,000,000   5.35%,  1/4/99.............     16,992,421

              Pitney Bowes Credit,
  50,000,000   5.15%,  1/4/99.............     49,978,542

              Province of Quebec:
  40,000,000   5.14%,  2/8/99.............     39,782,978
  16,400,000   4.95%,  2/16/99............     16,296,270

              Quincy Capital Corp.:
  18,136,000   5.50%,  1/15/99............     18,097,209
  28,492,000   5.48%,  1/27/99............     28,379,235
  15,000,000   5.41%,  1/28/99............     14,939,138

              Receivables Capital Corp.:
   9,246,000   5.27%,  1/25/99............      9,213,515
   8,940,000   5.35%,  1/26/99............      8,906,785
  21,398,000   5.29%,  1/28/99............     21,313,103
  54,575,000   5.42%,  2/5/99.............     54,287,420

              Repsol International Finance:
  28,000,000   5.16%,  2/11/99............     27,835,453
   2,000,000   5.00%,  2/16/99............      1,987,222
  20,000,000   4.92%,  3/15/99............     19,800,467
   8,000,000   4.85%,  6/28/99............      7,808,156

              Swedish Export Credit,
  25,000,000   5.02%,  2/24/99............     24,811,750

              Union Bank of Switzerland:
  40,000,000   5.26%,  1/5/99.............     39,976,622
  40,000,000   5.219%, 1/15/99............     39,918,814

              Walt Disney Co.,
   2,600,000   5.05%,  2/5/99.............      2,587,234

              Wells Fargo Bank,
  20,000,000   5.25%,  1/29/99............     19,918,332
                                           --------------

Total Commercial Paper
 (Amortized Cost $2,300,229,837)..........  2,300,229,837
                                           --------------
Total Investments
 (Amortized Cost $5,438,592,996)...  99.5% $5,438,592,996

Other Assets In Excess of
  Liabilities......................   0.5%     25,659,993
                                    ------ --------------
Net Assets......................... 100.0% $5,464,252,989
                                    ====== ==============
-----------------
* Interest rates for commercial paper represent discount rates at the time of purchase.

                       See Notes to Financial Statements.

================================================================================
Cash Management Portfolio


Statement of Operations For the year ended December 31, 1998
================================================================================
Investment Income
   Interest .................................................   $   296,596,871
                                                                ---------------
Expenses
   Advisory Fees ............................................         8,019,093
   Administration and Services Fees .........................         2,673,031
   Professional Fees ........................................            53,971
   Trustees Fees ............................................             3,285
   Miscellaneous ............................................            11,980
                                                                ---------------
   Total Expenses ...........................................        10,761,360
   Less: Expenses absorbed by Bankers Trust .................        (1,151,727)
                                                                ---------------
      Net Expenses ..........................................         9,609,633
                                                                ---------------
Net Investment Income .......................................       286,987,238
Net Realized Gain from Investment Transactions ..............           320,470
                                                                ---------------
Net Increase in Net Assets from Operations ..................   $   287,307,708
                                                                ===============





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the            For the
                                                                                year ended         year ended
                                                                             December 31, 1998  December 31, 1997
                                                                            ------------------ ------------------
Increase (Decrease)  in Net Assets from:
Operations
   Net Investment Income.............................................         $   286,987,238    $   237,022,519
   Net Realized Gain (Loss) from Investment Transactions.............                 320,470            (41,207)
                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations...........................             287,307,708        236,981,312
                                                                              ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested....................................          85,829,057,272     25,687,643,529
   Value of Capital Withdrawn........................................         (84,691,836,966)   (25,146,809,558)
                                                                              ---------------    ---------------
Net Increase in Net Assets from Capital Transactions.................           1,137,220,306        540,833,971
                                                                              ---------------    ---------------
Total Increase in Net Assets.........................................           1,424,528,013        777,815,283
Net Assets
Beginning of Year....................................................           4,039,724,975      3,261,909,692
                                                                              ---------------    ---------------
End of Year..........................................................         $ 5,464,252,989    $ 4,039,724,975
                                                                              ===============    ===============

--------------------------------------------------------------------------------


Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                                                     For the years ended December 31,
                                              ---------------------------------------------------------------------------
                                                     1998          1997           1996           1995          1994
                                                  ----------    ----------     ----------     ----------    ----------
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)....    $5,464,253     $4,039,725    $3,261,910    $2,615,932     $2,735,025
   Ratios to Average Net Assets:
      Net Investment Income..................         5.37%          5.43%         5.27%         5.77%          4.24%
      Expenses...............................         0.18%          0.18%         0.18%         0.18%          0.18%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust.....................         0.02%          0.02%         0.02%         0.02%          0.02%

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies.
A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's' Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the year ended December 31, 1998, administrative and service fees amounted to $2,673,031, of which $249,048 was payable at the end of the period.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets. For the year ended December 31, 1998, advisory fees amounted to $8,019,093, of which $747,145 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Cash Management Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

Note 3--Net Assets
At December 31, 1998 net assets consisted of:

Paid-in-Capital                     $5,464,252,989
                                     =============

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

--------------------------------------------------------------------------------
Cash Management Portfolio


Report of Independent Accountants
--------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of
Cash Management Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

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


ProFunds(SM)
------------

        Post Office Mailing Address For Investments:
                P.O. Box 182800
                Columbus, OH 43218-2800


        Phone Numbers:
                For Financial Professionals:    (888) PRO-5717  (888) 776-5717
                For All Others:                 (888) PRO-FNDS  (888) 776-3637
                or                              (614) 470-8122
                Fax Number:                     (800) 782-4797


        Website Address:  www.profunds.com



        This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.




2/99